UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-23661

Harbor ETF Trust
(Exact name of Registrant as specified in charter)

111 South Wacker Drive, 34th Floor
Chicago, Illinois 60606-4302
(Address of principal executive offices) (Zip code)

Charles F. McCain, Esq. HARBOR ETF TRUST 111 South Wacker Drive, 34th Floor Chicago, Illinois 60606-4302	Christopher P. Harvey, Esq. DECHERT LLP One International Place – 40th Floor 100 Oliver Street Boston, MA 02110-2605
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 443-4400
Date of fiscal year end: April 30
Date of reporting period: April 30, 2022

ITEM 1 – REPORTS TO STOCKHOLDERS
The following are copies of reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1):

Semi-Annual Report
HARBOR ETF TRUST
April 30, 2022
Harbor All-Weather Inflation Focus ETF
Harbor Corporate Culture Leaders ETF
Harbor Disruptive Innovation ETF
Harbor Long-Term Growers ETF
Harbor Scientific Alpha High-Yield ETF
Harbor Scientific Alpha Income ETF

This document must be preceded or accompanied by a Prospectus.
Investors should carefully consider the investment objectives, risks, charges and expenses of a fund before investing. To obtain a summary prospectus or prospectus for this and other information, visit harborcapital.com or call 800-422-1050. Read it carefully before investing.

Harbor All-Weather Inflation Focus ETF
Consolidated Portfolio of Investments—April 30, 2022 (Unaudited)

Subadvisor: Quantix Commodities LP
SWAP AGREEMENTS
OVER-THE-COUNTER (OTC) EXCESS RETURN SWAPS ON INDICES
Counterparty	Fixed Rate	Pay/Receive Fixed Rate	Reference Index[1]	Expiration Date	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Macquarie Bank Limited	0.12%	Pay	Quantix Inflation Index	5/31/2022	Monthly	$ 43,954	$ —	$ —	$—

FAIR VALUE MEASUREMENTS
As of April 30, 2022, the investment (as disclosed in the preceding Swap Agreements schedule) was classified as Level 2. There were no Level 3 investments as of April 30, 2022 or Februray 9, 2022 (inception).
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

1
The reference index components are published daily on Harbor’s website at harborcapital.com. The index is comprised of publicly traded futures contracts on physical commodities. The table below represents the reference index components as of the period ended April 30, 2022.

	Commodity	Weight
	Gold	26.423%
	Brent Crude Oil	15.636
	GasOil	8.914
	RBOB Gasoline	7.107
	Heating Oil	7.082
	Copper	5.401
	Aluminum	4.880
	Zinc	4.766
	Corn	3.690
	Soybean Oil	3.218
	WTI Crude Oil	2.882
	Nickel	2.357
	Soybeans	2.022
	Sugar	1.931
	Cocoa	1.884
	Silver	1.807
The accompanying notes are an integral part of the Financial Statements.

Harbor Corporate Culture Leaders ETF
Portfolio of Investments—April 30, 2022 (Unaudited)

Adviser: Harbor Capital Advisors, Inc.

SECTOR ALLOCATION (% of investments)

Portfolio of Investments
Value and Cost in Thousands
COMMON STOCKS—100.0%
Shares		Value
AIRLINES—3.8%
1,008	Copa Holdings SA (Panama)*	$76
2,062	Delta Air Lines Inc.*	89
1,951	Southwest Airlines Co.*	91
		256
AUTOMOBILES—1.1%
5,091	Ford Motor Co.	72
BANKS—1.0%
864	Pinnacle Financial Partners Inc.	67
BIOTECHNOLOGY—5.6%
589	Alnylam Pharmaceuticals Inc.*	79
421	Biogen Inc.*	87
1,282	Natera Inc.*	45
1,247	Ultragenyx Pharmaceutical Inc.*	88
451	United Therapeutics Corp.*	80
		379
CAPITAL MARKETS—4.3%
237	MarketAxess Holdings Inc.	63
319	Morningstar Inc.	81
166	MSCI Inc.	70
1,058	Tradeweb Markets Inc.	75
		289
CHEMICALS—1.4%
1,469	Dow Inc.	98
COMMUNICATIONS EQUIPMENT—3.4%
696	Arista Networks Inc.*	80
1,344	Ciena Corp.*	74
452	F5 Networks Inc.*	76
		230
CONSUMER FINANCE—2.4%
165	Credit Acceptance Corp.*	84
2,058	Synchrony Financial	76
		160
COMMON STOCKS—Continued
Shares		Value
DIVERSIFIED CONSUMER SERVICES—1.4%
1,490	Service Corp. International	$98
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.3%
3,393	Plug Power Inc.*	71
1,313	Trimble Inc.*	88
		159
ENTERTAINMENT—2.9%
1,458	Liberty Media Corp.*	91
532	Roku Inc.*	50
524	Spotify Technology SA (Sweden)*	53
		194
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—8.2%
560	Camden Property Trust	88
287	Essex Property Trust Inc.	95
2,237	Invitation Homes Inc.	89
3,243	JBG SMITH Properties	85
624	ProLogis Inc.	100
298	SBA Communications Corp.	103
		560
GAS UTILITIES—1.4%
848	Atmos Energy Corp.	96
HEALTH CARE EQUIPMENT & SUPPLIES—1.3%
2,063	Boston Scientific Corp.*	87
HOTELS, RESTAURANTS & LEISURE—2.4%
860	Hyatt Hotels Corp.*	82
1,080	Royal Caribbean Cruises Ltd. (Liberia)*	84
		166
HOUSEHOLD DURABLES—1.1%
1,831	PulteGroup Inc.	77
HOUSEHOLD PRODUCTS—2.8%
695	Kimberly-Clark Corp.	96
579	Procter & Gamble Co.	93
		189

Harbor Corporate Culture Leaders ETF
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
INDUSTRIAL CONGLOMERATES—1.4%
208	Roper Technologies Inc.	$98
INTERACTIVE MEDIA & SERVICES—4.1%
31	Alphabet Inc. Class C*	71
406	Meta Platforms Inc.*	82
3,425	Pinterest Inc.*	70
1,395	Zillow Group Inc. Class C*	56
		279
INTERNET & DIRECT MARKETING RETAIL—0.8%
590	Etsy Inc.*	55
IT SERVICES—7.1%
301	EPAM Systems Inc.*	80
345	Globant SA (Luxembourg)*	74
241	Mastercard Inc.	88
197	MongoDB Inc.*	70
301	Snowflake Inc.*	52
3,912	Thoughtworks Holding Inc.*	72
445	Twilio Inc.*	50
		486
LEISURE PRODUCTS—1.7%
2,673	Peloton Interactive Inc.*	47
1,366	YETI Holdings Inc.*	67
		114
MACHINERY—1.1%
1,264	Graco Inc.	78
MULTI-UTILITIES—1.5%
773	DTE Energy Co.	101
PERSONAL PRODUCTS—0.8%
2,160	Herbalife Nutrition Ltd.*	57
PHARMACEUTICALS—2.8%
1,173	Merck & Co. Inc.	104
1,820	Pfizer Inc.	89
		193
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.1%
733	Advanced Micro Devices Inc.*	63
152	Lam Research Corp.	71
342	NVIDIA Corp.	63
772	Teradyne Inc.	81
		278
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—23.6%
192	Adobe Inc.*	$76
274	ANSYS Inc.*	76
270	Atlassian Corp. plc (Australia)*	61
618	Cadence Design Systems Inc.*	93
705	DocuSign Inc.*	57
3,607	Dropbox Inc.*	78
2,010	Dynatrace Inc.*	77
933	Guidewire Software Inc.*	81
178	Intuit Inc.	74
2,536	Jamf Holding Corp.*	78
301	Microsoft Corp.	83
1,787	Ncino Inc.*	67
1,245	New Relic Inc.*	79
6,110	Palantir Technologies Inc.*	64
430	Paylocity Holding Corp.*	82
1,261	Procore Technologies Inc.*	70
151	ServiceNow Inc.*	72
782	Unity Software Inc.*	52
720	VMware Inc.*	78
761	Zendesk Inc.*	93
583	Zoom Video Communications Inc.*	58
287	Zscaler Inc.*	58
		1,607
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.7%
525	Apple Inc.	83
3,346	Pure Storage Inc.*	98
		181
TEXTILES, APPAREL & LUXURY GOODS—1.5%
286	Lululemon Athletica Inc. (Canada)*	101
TOTAL COMMON STOCKS
(Cost $7,183)		6,805
TOTAL INVESTMENTS—100.0%
(Cost $7,183)		6,805
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		(2)
TOTAL NET ASSETS—100.0%		$6,803

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2022 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments as of April 30, 2022 or February 23, 2022 (inception).
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*	Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

Harbor Disruptive Innovation ETF
Portfolio of Investments—April 30, 2022 (Unaudited)

Adviser: Harbor Capital Advisers, Inc.

SECTOR ALLOCATION (% of investments)

Portfolio of Investments
Value and Cost in Thousands
COMMON STOCKS—98.6%
Shares		Value
AUTOMOBILES—2.8%
221	Tesla Inc.*	$192
BIOTECHNOLOGY—9.4%
3,422	Akouos Inc.*	10
4,259	Allogene Therapeutics Inc.*	36
941	Arrowhead Pharmaceuticals Inc.*	39
594	Ascendis Pharma A/S ADR (Denmark)*,1	54
7,209	Autolus Therapeutics plc ADR (United Kingdom)*,1	22
2,183	Avidity Biosciences Inc.*	31
1,245	Bicycle Therapeutics plc ADR (United Kingdom)*,1	29
483	Blueprint Medicines Corp.*	28
977	C4 Therapeutics Inc.*	8
5,212	Cabaletta Bio Inc.*	7
554	Fate Therapeutics Inc.*	16
6,468	Freeline Therapeutics Holdings plc ADR (United Kingdom)*,1	6
184	Horizon Therapeutics plc (Ireland)*	18
4,697	Invitae Corp.*	25
1,835	Iovance Biotherapeutics Inc.*	28
4,120	Ironwood Pharmaceuticals Inc.*	49
665	Krystal Biotech Inc.*	40
624	Kymera Therapeutics Inc.*	20
9,790	LogicBio Therapeutics Inc.*	4
7,181	Magenta Therapeutics Inc.*	10
3,524	Orchard Therapeutics plc ADR (United Kingdom)*,1	2
4,382	Precision BioSciences Inc.*	9
1,415	REGENXBIO Inc.*	39
1,382	Replimune Group Inc.*	23
3,280	Rocket Pharmaceuticals Inc.*	34
14,866	Synlogic Inc.*	25
3,061	TCR[2] Therapeutics Inc.*	7
1,242	UniQure NV (Netherlands)*	19
		638
CAPITAL MARKETS—1.1%
656	Coinbase Global Inc.*	74
CONTAINERS & PACKAGING—2.3%
1,890	Ball Corp.	153
COMMON STOCKS—Continued
Shares		Value
ELECTRIC UTILITIES—0.3%
285	NextEra Energy Inc.	$20
ENTERTAINMENT—1.4%
197	Netflix Inc.*	38
664	Sea Ltd. ADR (Singapore)*,1	55
		93
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—0.9%
314	Crown Castle International Corp.	58
HEALTH CARE EQUIPMENT & SUPPLIES—2.3%
99	Dexcom Inc.*	41
82	IDEXX Laboratories Inc.*	35
199	Insulet Corp.*	48
98	The Cooper Companies Inc.	35
		159
HEALTH CARE PROVIDERS & SERVICES—0.5%
282	Amedisys Inc.*	36
HOTELS, RESTAURANTS & LEISURE—1.0%
46	Chipotle Mexican Grill Inc.*	67
INTERACTIVE MEDIA & SERVICES—8.0%
45	Alphabet Inc. Class A*	103
61	Alphabet Inc. Class C*	140
559	Meta Platforms Inc.*	112
2,936	Twitter Inc.*	144
981	ZoomInfo Technologies Inc.*	46
		545
INTERNET & DIRECT MARKETING RETAIL—9.7%
120	Amazon.com Inc.*	298
5,877	AUTO1 Group SE (Germany)*,2	62
50,722	Deliveroo plc (United Kingdom)*,2	71
1,619	DoorDash Inc.*	132
93	MercadoLibre Inc. (Argentina)*	91
		654
IT SERVICES—13.4%
81	Adyen NV (Netherlands)*,2	139

Harbor Disruptive Innovation ETF
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
IT SERVICES—Continued
1,806	Block Inc.*	$180
841	Cloudflare Inc.*	72
112	MongoDB Inc.*	40
1,343	Okta Inc.*	160
526	PayPal Holdings Inc.*	46
159	Shopify Inc. (Canada)*	68
546	Snowflake Inc.*	93
1,000	Twilio Inc.*	112
		910
LEISURE PRODUCTS—1.3%
5,080	Peloton Interactive Inc.*	89
LIFE SCIENCES TOOLS & SERVICES—3.2%
60	Bio-Rad Laboratories Inc.*	31
340	ICON plc (Ireland)*	77
75	Lonza Group AG (Switzerland)*	45
21	Mettler-Toledo International Inc.*	27
66	Thermo Fisher Scientific Inc.	36
		216
MEDIA—1.5%
3,565	ViacomCBS Inc.	104
PHARMACEUTICALS—1.2%
711	Arvinas Inc.*	39
469	Catalent Inc.*	43
		82
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—12.6%
421	Advanced Micro Devices Inc.*	36
459	Applied Materials Inc.	51
137	ASML Holding NV (Netherlands)	79
435	Lam Research Corp.	203
2,920	Microchip Technology Inc.	190
420	NVIDIA Corp.	78
968	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	90
739	Texas Instruments Inc.	126
		853
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—23.1%
574	Atlassian Corp. plc (Australia)*	$129
385	Avalara Inc.*	29
711	Cadence Design Systems Inc.*	107
82	HubSpot Inc.*	31
1,178	Microsoft Corp.	327
253	MicroStrategy Inc.*	90
296	Sailpoint Technologies Holdings Inc.*	19
974	salesforce.com Inc.*	171
3,544	Samsara Inc.*	44
401	ServiceNow Inc.*	192
378	Smartsheet Inc.*	18
699	Workday Inc.*	145
1,316	Zendesk Inc.*	161
643	Zoom Video Communications Inc.*	64
198	Zscaler Inc.*	40
		1,567
SPECIALTY RETAIL—0.5%
536	Carvana Co.*	31
WIRELESS TELECOMMUNICATION SERVICES—2.1%
1,156	T-Mobile US Inc.*	142
TOTAL COMMON STOCKS
(Cost $8,731)		6,683
TOTAL INVESTMENTS—98.6%
(Cost $8,731)		6,683
CASH AND OTHER ASSETS, LESS LIABILITIES—1.4%		97
TOTAL NET ASSETS—100.0%		$6,780

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2022 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments as of April 30, 2022 or December 1, 2021 (inception).
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2022, the aggregate value of these securities was $272 or 4% of net assets.

The accompanying notes are an integral part of the Financial Statements.

Harbor Long-Term Growers ETF
Portfolio of Investments—April 30, 2022 (Unaudited)

Subadvisor: Jennison Associates LLC

SECTOR ALLOCATION (% of investments)

Portfolio of Investments
Value and Cost in Thousands
COMMON STOCKS—98.4%
Shares		Value
AUTO COMPONENTS—0.7%
1,093	Aptiv plc (Ireland)*	$116
AUTOMOBILES—7.7%
1,516	Tesla Inc.*	1,320
BANKS—0.7%
1,057	JPMorgan Chase & Co.	126
BIOTECHNOLOGY—0.5%
543	AbbVie Inc.	80
CAPITAL MARKETS—1.9%
1,140	Blackstone Group Inc.	116
130	Goldman Sachs Group Inc.	40
393	Moody's Corp.	124
123	S&P Global Inc.	46
		326
COMMUNICATIONS EQUIPMENT—0.3%
91	Palo Alto Networks Inc.*	51
DIVERSIFIED FINANCIAL SERVICES—0.3%
1,047	Apollo Global Management Inc.	52
ENERGY EQUIPMENT & SERVICES—1.1%
4,698	Schlumberger Ltd.	183
ENTERTAINMENT—1.2%
503	Netflix Inc.*	96
1,721	Roblox Corp.*	53
506	Spotify Technology SA (Sweden)*	51
		200
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—1.9%
755	American Tower Corp.	182
402	SBA Communications Corp.	140
		322
FOOD & STAPLES RETAILING—1.4%
464	Costco Wholesale Corp.	247
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—2.2%
379	Abbott Laboratories	$43
253	Dexcom Inc.*	103
171	Intuitive Surgical Inc.*	41
756	Stryker Corp.	183
		370
HEALTH CARE PROVIDERS & SERVICES—1.2%
1,871	Centene Corp.*	151
90	UnitedHealth Group Inc.	46
		197
HOTELS, RESTAURANTS & LEISURE—3.6%
1,476	Airbnb Inc.*	226
85	Chipotle Mexican Grill Inc.*	124
1,308	Hilton Worldwide Holdings Inc.*	203
334	Marriott International Inc.*	59
		612
INTERACTIVE MEDIA & SERVICES—9.8%
500	Alphabet Inc. Class A*	1,141
1,687	Match Group Inc.*	134
1,010	Meta Platforms Inc.*	202
6,642	Snap Inc.*	189
		1,666
INTERNET & DIRECT MARKETING RETAIL—8.3%
454	Amazon.com Inc.*	1,128
467	Expedia Group Inc.*	82
220	MercadoLibre Inc. (Argentina)*	214
		1,424
IT SERVICES—6.4%
11,452	Adyen NV ADR (Netherlands)*,1	191
833	Cognizant Technology Solutions Corp.	67
681	Mastercard Inc. Class A	247
418	Okta Inc.*	50
224	Shopify Inc. (Canada)*	96
792	Snowflake Inc.*	136

Harbor Long-Term Growers ETF
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
IT SERVICES—Continued
545	Twilio Inc.*	$61
1,141	Visa Inc.	243
		1,091
LIFE SCIENCES TOOLS & SERVICES—1.3%
905	Agilent Technologies Inc.	108
170	Danaher Corp.	43
129	Thermo Fisher Scientific Inc.	71
		222
MULTILINE RETAIL—0.9%
708	Target Corp.	162
PERSONAL PRODUCTS—2.2%
796	Estée Lauder Companies Inc.	210
2,231	L'Oreal SA ADR (France)[1]	162
		372
PHARMACEUTICALS—3.4%
886	AstraZeneca plc ADR (United Kingdom)[1]	59
753	Bristol-Myers Squibb Co.	56
797	Eli Lilly & Co.	233
673	Novo Nordisk AS ADR (Denmark)[1]	77
885	Zoetis Inc.	157
		582
ROAD & RAIL—1.5%
8,419	Uber Technologies Inc.	265
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.3%
79	ASML Holding NV New York Registry Shares (Netherlands)	45
129	Broadcom Inc.	71
171	Lam Research Corp.	80
1,430	Marvell Technology Inc.	83
2,490	NVIDIA Corp.	462
		741
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—16.6%
626	Adobe Inc.*	$248
677	Atlassian Corp. plc (Australia)*	152
1,005	CrowdStrike Holdings Inc.*	200
6,515	Microsoft Corp.	1,808
1,351	salesforce.com Inc.*	238
1,127	Trade Desk Inc.*	66
207	Workday Inc.*	43
414	Zscaler Inc.*	84
		2,839
SPECIALTY RETAIL—3.0%
588	Home Depot Inc.	177
293	O'Reilly Automotive Inc.*	178
2,717	TJX Companies Inc.	166
		521
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—10.9%
11,769	Apple Inc.	1,855
TEXTILES, APPAREL & LUXURY GOODS—5.1%
6,935	CIE Financiere Richemont SA ADR (Switzerland)*,1	80
672	Lululemon Athletica Inc. (Canada)*	238
2,221	LVMH Moet Hennessy Louis Vuitton SE ADR (France)[1]	289
2,103	NIKE Inc.	262
		869
TOTAL COMMON STOCKS
(Cost $18,933)		16,811
TOTAL INVESTMENTS—98.4%
(Cost $18,933)		16,811
CASH AND OTHER ASSETS, LESS LIABILITIES—1.6%		266
TOTAL NET ASSETS—100.0%		$17,077

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2022 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments as of April 30, 2022 or February 2, 2022 (inception).
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

The accompanying notes are an integral part of the Financial Statements.

Harbor Scientific Alpha High-Yield ETF
Portfolio of Investments—April 30, 2022 (Unaudited)

Subadvisor: BlueCove Limited

SECTOR ALLOCATION (% of investments)

Portfolio of Investments
Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—97.9%
Principal Amount		Value
AEROSPACE & DEFENSE—2.5%
	TransDigm Inc.
$100	4.875%—05/01/2029	$88
400	5.500%—11/15/2027	367
		455
	Triumph Group Inc.
341	8.875%—06/01/2024[1]	353
		808
AUTOMOBILES—0.5%
	Jaguar Land Rover Automotive plc
200	5.875%—01/15/2028[1]	174
BANKS—1.3%
	UniCredit SpA MTN[2]
400	7.296%—04/02/2034[1,3]	405
BEVERAGES—1.4%
	Primo Water Holdings Inc.
500	4.375%—04/30/2029[1]	436
BUILDING PRODUCTS—3.5%
	Advanced Drainage Systems Inc.
300	5.000%—09/30/2027[1]	290
	Builders FirstSource Inc.
500	4.250%—02/01/2032[1]	428
	James Hardie International Finance DAC
400	5.000%—01/15/2028[1]	386
		1,104
CAPITAL MARKETS—0.6%
	Brightsphere Investment Group Inc.
200	4.800%—07/27/2026	186
CHEMICALS—2.0%
	Methanex Corp.
400	5.250%—12/15/2029	380
	Schweitzer-Mauduit International Inc.
300	6.875%—10/01/2026[1]	270
		650
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
COMMERCIAL SERVICES & SUPPLIES—0.6%
	CoreCivic Inc.
$200	4.750%—10/15/2027	$179
CONSTRUCTION & ENGINEERING—3.3%
	AECOM
200	5.125%—03/15/2027	198
	IEA Energy Services LLC
300	6.625%—08/15/2029[1]	275
	Picasso Finance Sub Inc.
300	6.125%—06/15/2025[1]	306
	VM Consolidated Inc.
300	5.500%—04/15/2029[1]	269
		1,048
CONSUMER FINANCE—4.6%
	Curo Group Holdings Corp.
400	7.500%—08/01/2028[1]	334
	Enova International Inc.
398	8.500%—09/15/2025[1]	397
	FirstCash Inc.
400	4.625%—09/01/2028[1]	364
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
400	5.250%—05/15/2027	374
		1,469
CONTAINERS & PACKAGING—1.4%
	Sealed Air Corp.
400	6.875%—07/15/2033[1]	439
ENERGY EQUIPMENT & SERVICES—2.4%
	Ensign Drilling Inc.
400	9.250%—04/15/2024[1]	391
	Petrofac Ltd.
400	9.750%—11/15/2026[1]	375
		766
ENTERTAINMENT—0.5%
	AMC Entertainment Holdings Inc.
200	10.000%—06/15/2026[1]	168

Harbor Scientific Alpha High-Yield ETF
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—2.7%
	Iron Mountain Inc.
$400	5.250%—07/15/2030[1]	$367
100	5.625%—07/15/2032[1]	91
		458
	Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC
400	7.875%—02/15/2025[1]	408
		866
FOOD & STAPLES RETAILING—0.9%
	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC
300	5.875%—02/15/2028[1]	292
FOOD PRODUCTS—0.6%
	Pilgrim's Pride Corp.
200	5.875%—09/30/2027[1]	202
HEALTH CARE PROVIDERS & SERVICES—1.5%
	Acadia Healthcare Co. Inc.
100	5.000%—04/15/2029[1]	95
400	5.500%—07/01/2028[1]	390
		485
HOTELS, RESTAURANTS & LEISURE—5.0%
	Arrow Bidco LLC
300	9.500%—03/15/2024[1]	305
	Hilton Domestic Operating Co. Inc.
400	5.750%—05/01/2028[1]	406
	New Red Finance Inc.
500	3.875%—01/15/2028[1]	461
	Yum! Brands Inc.
400	3.625%—03/15/2031	344
100	4.750%—01/15/2030[1]	95
		439
		1,611
HOUSEHOLD DURABLES—1.1%
	Tempur Sealy International Inc.
400	4.000%—04/15/2029[1]	347
INSURANCE—0.9%
	Enstar Finance LLC
300	5.750%—09/01/2040[3]	296
IT SERVICES—0.9%
	Gartner Inc.
100	3.625%—06/15/2029[1]	90
200	4.500%—07/01/2028[1]	192
		282
LIFE SCIENCES TOOLS & SERVICES—1.2%
	Avantor Funding Inc.
400	4.625%—07/15/2028[1]	381
MACHINERY—1.2%
	Titan International Inc.
400	7.000%—04/30/2028	392
MEDIA—4.5%
	CCO Holdings LLC / CCO Holdings Capital Corp.
300	4.250%—01/15/2034[1]	239
	Dish DBS Corp.
500	7.375%—07/01/2028	438
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
MEDIA—Continued
	Sirius XM Radio Inc.
$500	4.000%—07/15/2028[1]	$453
	Telesat Canada / Telesat LLC
200	5.625%—12/06/2026[1]	143
	Videotron Ltd.
200	3.625%—06/15/2029[1]	174
		1,447
METALS & MINING—7.9%
	Alliance Resource Operating Partners LP / Alliance Resource Finance Corp
400	7.500%—05/01/2025[1]	402
	Arconic Corp.
400	6.125%—02/15/2028[1]	388
	Carpenter Technology Corp.
300	7.625%—03/15/2030	306
	FMG Resources August 2006 Pty Ltd.
500	4.375%—04/01/2031[1]	443
	Novelis Corp.
400	4.750%—01/30/2030[1]	369
	United States Steel Corp.
300	6.650%—06/01/2037	294
	Warrior Met Coal Inc.
300	7.875%—12/01/2028[1]	314
		2,516
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—1.5%
	New Residential Investment Corp.
500	6.250%—10/15/2025[1]	477
OIL, GAS & CONSUMABLE FUELS—25.8%
	Antero Resources Corp.
350	7.625%—02/01/2029[1]	371
100	8.375%—07/15/2026[1]	108
		479
	Athabasca Oil Corp.
200	9.750%—11/01/2026[1]	213
	Baytex Energy Corp.
400	8.750%—04/01/2027[1]	424
	California Resources Corp.
400	7.125%—02/01/2026[1]	408
	Calumet Specialty Products Partners LP / Calumet Finance Corp.
100	8.125%—01/15/2027[1]	90
200	11.000%—04/15/2025[1]	200
		290
	Civitas Resources Inc.
100	5.000%—10/15/2026[1]	95
	Coronado Finance Pty Ltd.
300	10.750%—05/15/2026[1]	322
	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
400	6.000%—02/01/2029[1]	390
	Delek Logistics Partners LP / Delek Logistics Finance Corp.
400	7.125%—06/01/2028[1]	383
	EnLink Midstream Partners LP
500	5.450%—06/01/2047	406
100	5.600%—04/01/2044	83
		489

Harbor Scientific Alpha High-Yield ETF
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	Murphy Oil Corp.
$300	6.375%—12/01/2042	$271
	New Fortress Energy Inc.
400	6.750%—09/15/2025[1]	394
	Northern Oil And Gas Inc.
400	8.125%—03/01/2028[1]	398
	Parkland Corp.
400	5.875%—07/15/2027[1]	389
	PBF Holding Co. LLC / PBF Finance Corp.
100	6.000%—02/15/2028	88
400	7.250%—06/15/2025	387
		475
	PBF Logistics LP / PBF Logistics Finance Corp.
400	6.875%—05/15/2023	400
	PDC Energy Inc.
400	5.750%—05/15/2026	390
	Range Resources Corp.
400	8.250%—01/15/2029	429
	Talos Production Inc.
200	12.000%—01/15/2026	215
	Transocean Inc.
300	8.000%—02/01/2027[1]	237
100	11.500%—01/30/2027[1]	100
		337
	W&T Offshore Inc.
400	9.750%—11/01/2023[1]	398
	Weatherford International Ltd.
300	11.000%—12/01/2024[1]	309
	Western Midstream Operating LP
400	5.750%—02/01/2050	353
		8,251
PAPER & FOREST PRODUCTS—0.8%
	Louisiana-Pacific Corp.
300	3.625%—03/15/2029[1]	258
PERSONAL PRODUCTS—1.2%
	Coty Inc.
400	6.500%—04/15/2026[1]	389
PHARMACEUTICALS—0.7%
	Bausch Health Cos. Inc.
300	7.250%—05/30/2029[1]	227
PROFESSIONAL SERVICES—3.8%
	ASGN Inc.
400	4.625%—05/15/2028[1]	372
	Korn Ferry
400	4.625%—12/15/2027[1]	379
	TriNet Group Inc.
500	3.500%—03/01/2029[1]	454
		1,205
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.8%
	Entegris Inc.
$300	3.625%—05/01/2029[1]	$264
SOFTWARE—3.4%
	Fair Isaac Corp.
200	4.000%—06/15/2028[1]	183
	Open Text Corp.
500	3.875%—02/15/2028[1]	456
	ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
500	3.875%—02/01/2029[1]	443
		1,082
SPECIALTY RETAIL—1.3%
	Bath & Body Works Inc.
400	6.625%—10/01/2030[1]	399
THRIFTS & MORTGAGE FINANCE—2.0%
	MGIC Investment Corp.
300	5.250%—08/15/2028	282
	Nationstar Mortgage Holdings Inc.
400	5.500%—08/15/2028[1]	365
		647
TOBACCO—1.4%
	Vector Group Ltd.
500	5.750%—02/01/2029[1]	440
TRADING COMPANIES & DISTRIBUTORS—2.2%
	Fortress Transportation and Infrastructure Investors LLC
200	5.500%—05/01/2028[1]	173
300	9.750%—08/01/2027[1]	306
		479
	WESCO Distribution Inc.
200	7.250%—06/15/2028[1]	207
		686
TOTAL CORPORATE BONDS & NOTES
(Cost $33,620)		31,274
TOTAL INVESTMENTS—97.9%
(Cost $33,620)		31,274
CASH AND OTHER ASSETS, LESS LIABILITIES—2.1%		673
TOTAL NET ASSETS—100.0%		$31,947

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2022 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2. There were no Level 3 investments as of April 30, 2022 or October 31, 2021.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

Harbor Scientific Alpha High-Yield ETF
Portfolio of Investments—Continued

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2022, the aggregate value of these securities was $24,128 or 76% of net assets.

2	MTN after the name of a security stands for Medium Term Note.
3	Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
The accompanying notes are an integral part of the Financial Statements.

Harbor Scientific Alpha Income ETF
Portfolio of Investments—April 30, 2022 (Unaudited)

Subadvisor: BlueCove Limited

SECTOR ALLOCATION (% of investments)
(Excludes derivatives)

Portfolio of Investments
Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—87.7%
Principal Amount		Value
AEROSPACE & DEFENSE—4.2%
	BAE Systems Holdings Inc.
$300	3.800%—10/07/2024[1]	$299
	Howmet Aerospace Inc.
200	5.900%—02/01/2027	206
	L3Harris Technologies Inc.
300	4.400%—06/15/2028	301
	TransDigm Inc.
200	4.875%—05/01/2029	175
100	5.500%—11/15/2027	92
		267
	Triumph Group Inc.
200	8.875%—06/01/2024[1]	207
		1,280
AIRLINES—1.0%
	Delta Air Lines Inc. / Skymiles Ip Ltd.
300	4.500%—10/20/2025[1]	298
AUTOMOBILES—1.1%
	Jaguar Land Rover Automotive plc
200	5.500%—07/15/2029[1]	167
200	5.875%—01/15/2028[1]	176
		343
BEVERAGES—1.7%
	Keurig Dr Pepper Inc.
100	3.400%—11/15/2025	99
	Pernod Ricard International Finance LLC
300	1.250%—04/01/2028[1]	257
	Primo Water Holdings Inc.
200	4.375%—04/30/2029[1]	174
		530
BIOTECHNOLOGY—1.0%
	Abbvie Inc.
100	2.950%—11/21/2026	96
200	4.250%—11/14/2028	199
		295
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
BUILDING PRODUCTS—1.3%
	Carlisle Cos. Inc.
$200	3.750%—12/01/2027	$195
	James Hardie International Finance DAC
200	5.000%—01/15/2028[1]	193
		388
CHEMICALS—2.0%
	Element Solutions Inc.
200	3.875%—09/01/2028[1]	179
	HB Fuller Co.
100	4.250%—10/15/2028	90
	Minerals Technologies Inc.
100	5.000%—07/01/2028[1]	94
	Valvoline Inc.
100	3.625%—06/15/2031[1]	81
200	4.250%—02/15/2030[1]	174
		255
		618
COMMERCIAL SERVICES & SUPPLIES—1.6%
	CoreCivic Inc.
200	8.250%—04/15/2026	206
	Republic Services Inc.
300	3.950%—05/15/2028	299
		505
COMMUNICATIONS EQUIPMENT—0.6%
	Motorola Solutions Inc.
200	4.600%—02/23/2028	199
CONSTRUCTION & ENGINEERING—1.9%
	AECOM
300	5.125%—03/15/2027	297
	Arcosa Inc.
100	4.375%—04/15/2029[1]	91
	VM Consolidated Inc.
100	5.500%—04/15/2029[1]	90

Harbor Scientific Alpha Income ETF
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
CONSTRUCTION & ENGINEERING—Continued
	Williams Scotsman International Inc.
$100	4.625%—08/15/2028[1]	$95
		573
CONTAINERS & PACKAGING—2.7%
	Ball Corp.
300	2.875%—08/15/2030	253
	Graphic Packaging International LLC
200	3.500%—03/15/2028-03/01/2029[1]	178
	Sealed Air Corp.
100	4.000%—12/01/2027[1]	94
100	6.875%—07/15/2033[1]	110
		204
	Silgan Holdings Inc.
200	4.125%—02/01/2028	187
		822
DIVERSIFIED CONSUMER SERVICES—0.9%
	Service Corp. International
100	3.375%—08/15/2030	86
200	4.000%—05/15/2031	181
		267
DIVERSIFIED TELECOMMUNICATION SERVICES—1.7%
	T-Mobile USA Inc.
300	2.625%—02/15/2029	260
	VMED O2 UK Financing I plc
300	4.250%—01/31/2031[1]	254
		514
ELECTRIC UTILITIES—1.6%
	FirstEnergy Transmission LLC
300	4.350%—01/15/2025[1]	300
	Vistra Operations Co. LLC
200	5.625%—02/15/2027[1]	197
		497
ELECTRICAL EQUIPMENT—2.1%
	Atkore Inc.
100	4.250%—06/01/2031[1]	88
	Sensata Technologies BV
300	4.000%—04/15/2029[1]	268
	Trimble Inc.
300	4.900%—06/15/2028	304
		660
ENERGY EQUIPMENT & SERVICES—2.5%
	Bristow Group Inc.
100	6.875%—03/01/2028[1]	98
	Patterson-UTI Energy Inc.
100	3.950%—02/01/2028	92
200	5.150%—11/15/2029	191
		283
	Petrofac Ltd.
200	9.750%—11/15/2026[1]	187
	USA Compression Partners LP / USA Compression Finance Corp.
200	6.875%—04/01/2026	196
		764
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—3.2%
	American Tower Corp.
$300	2.750%—01/15/2027	$279
	Iron Mountain Inc.
300	5.250%—07/15/2030[1]	275
	SBA Communications Corp.
300	3.125%—02/01/2029	258
	VICI Properties LP / VICI Note Co. Inc.
200	3.750%—02/15/2027[1]	185
		997
FOOD & STAPLES RETAILING—0.9%
	CDW LLC / CDW Finance Corp.
300	3.250%—02/15/2029	264
FOOD PRODUCTS—1.8%
	Lamb Weston Holdings Inc.
300	4.125%—01/31/2030[1]	268
	Tyson Foods Inc.
300	4.000%—03/01/2026	302
		570
HEALTH CARE EQUIPMENT & SUPPLIES—2.1%
	DH Europe Finance II Sarl
300	2.200%—11/15/2024	291
	Hologic Inc.
300	3.250%—02/15/2029[1]	268
	Teleflex Inc.
100	4.250%—06/01/2028[1]	94
		653
HEALTH CARE PROVIDERS & SERVICES—6.0%
	Acadia Healthcare Co. Inc.
100	5.000%—04/15/2029[1]	95
	AMN Healthcare Inc.
100	4.625%—10/01/2027[1]	96
	Centene Corp.
300	3.375%—02/15/2030	268
	DaVita Inc.
300	4.625%—06/01/2030[1]	261
	Encompass Health Corp.
200	4.750%—02/01/2030	181
	Laboratory Corp. of America Holdings
300	3.600%—09/01/2027	295
	McKesson Corp.
200	1.300%—08/15/2026	180
	Molina Healthcare Inc.
300	3.875%—11/15/2030-05/15/2032[1]	269
	Owens & Minor Inc.
200	6.625%—04/01/2030[1]	196
		1,841
HOTELS, RESTAURANTS & LEISURE—3.9%
	Churchill Downs Inc.
200	4.750%—01/15/2028[1]	187
	GLP Capital LP / GLP Financing II Inc.
200	5.375%—04/15/2026	204
	Hilton Domestic Operating Co. Inc.
300	4.000%—05/01/2031[1]	269
	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
300	5.000%—06/01/2029[1]	271

Harbor Scientific Alpha Income ETF
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HOTELS, RESTAURANTS & LEISURE—Continued
	Yum! Brands Inc.
$100	4.625%—01/31/2032	$91
200	4.750%—01/15/2030[1]	191
		282
		1,213
HOUSEHOLD DURABLES—0.6%
	Newell Brands Inc.
200	4.450%—04/01/2026	199
IT SERVICES—0.9%
	Gartner Inc.
200	3.625%—06/15/2029[1]	179
100	4.500%—07/01/2028[1]	96
		275
MACHINERY—2.0%
	nVent Finance Sarl
300	4.550%—04/15/2028	302
	Westinghouse Air Brake Technologies Corp.
300	4.400%—03/15/2024	303
		605
MEDIA—3.6%
	Lamar Media Corp.
200	4.000%—02/15/2030	179
100	4.875%—01/15/2029	96
		275
	News Corp.
300	3.875%—05/15/2029[1]	272
	RELX Capital Inc.
300	4.000%—03/18/2029	297
	Sirius XM Radio Inc.
300	4.000%—07/15/2028[1]	271
		1,115
METALS & MINING—5.6%
	Alliance Resource Operating Partners LP / Alliance Resource Finance Corp.
100	7.500%—05/01/2025[1]	101
	Anglo American Capital plc
200	3.625%—09/11/2024[1]	199
	Arconic Corp.
300	6.125%—02/15/2028[1]	291
	Commercial Metals Co.
100	3.875%—02/15/2031	88
100	4.125%—01/15/2030	91
100	4.375%—03/15/2032	90
		269
	FMG Resources August 2006 Pty Ltd.
200	4.375%—04/01/2031[1]	177
100	4.500%—09/15/2027[1]	95
		272
	Freeport-McMoRan Inc.
300	4.375%—08/01/2028	291
	Glencore Funding LLC
300	4.000%—03/27/2027[1]	294
		1,717
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—13.2%
	Antero Resources Corp.
$200	7.625%—02/01/2029[1]	$212
100	8.375%—07/15/2026[1]	108
		320
	Athabasca Oil Corp.
100	9.750%—11/01/2026[1]	106
	Baytex Energy Corp.
100	8.750%—04/01/2027[1]	106
	California Resources Corp.
200	7.125%—02/01/2026[1]	204
	Civitas Resources Inc.
100	5.000%—10/15/2026[1]	95
	CNX Resources Corp.
200	6.000%—01/15/2029[1]	198
	Coronado Finance Pty Ltd.
200	10.750%—05/15/2026[1]	215
	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
100	6.000%—02/01/2029[1]	97
	Delek Logistics Partners LP / Delek Logistics Finance Corp.
100	7.125%—06/01/2028[1]	96
	Enbridge Inc.
100	3.500%—06/10/2024	100
	EnLink Midstream Partners LP
100	4.400%—04/01/2024	99
	Matador Resources Co.
300	5.875%—09/15/2026	295
	Murphy Oil USA Inc.
200	3.750%—02/15/2031[1]	176
	New Fortress Energy Inc.
300	6.750%—09/15/2025[1]	295
	Parkland Corp.
200	4.500%—10/01/2029[1]	175
100	4.625%—05/01/2030[1]	88
		263
	PBF Holding Co. LLC / PBF Finance Corp.
300	9.250%—05/15/2025[1]	312
	PDC Energy Inc.
200	5.750%—05/15/2026	195
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
300	5.000%—01/15/2028	295
	Weatherford International Ltd.
100	11.000%—12/01/2024[1]	103
	Western Midstream Operating LP
200	3.600%—02/01/2025	192
	Woodside Finance Ltd.
300	4.500%—03/04/2029[1]	296
		4,058
PERSONAL PRODUCTS—0.9%
	Coty Inc.
300	5.000%—04/15/2026[1]	285
PHARMACEUTICALS—1.9%
	Horizon Therapeutics USA Inc.
200	5.500%—08/01/2027[1]	200
	Jazz Securities DAC
200	4.375%—01/15/2029[1]	185

Harbor Scientific Alpha Income ETF
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
PHARMACEUTICALS—Continued
	Zoetis Inc.
$200	3.900%—08/20/2028	$199
		584
PROFESSIONAL SERVICES—0.9%
	ASGN Inc.
200	4.625%—05/15/2028[1]	186
	TriNet Group Inc.
100	3.500%—03/01/2029[1]	91
		277
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.6%
	Kennedy-Wilson Inc.
200	4.750%—02/01/2030	181
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.9%
	Broadcom Inc.
300	1.950%—02/15/2028[1]	260
	Entegris Inc.
100	3.625%—05/01/2029[1]	88
100	4.375%—04/15/2028[1]	93
		181
	Marvell Technology Inc.
300	2.450%—04/15/2028	267
	ON Semiconductor Corp.
200	3.875%—09/01/2028[1]	186
		894
SOFTWARE—3.0%
	CDK Global Inc.
100	5.250%—05/15/2029[1]	101
	Fair Isaac Corp.
300	4.000%—06/15/2028[1]	274
	Open Text Corp.
300	3.875%—02/15/2028[1]	274
	Oracle Corp.
300	2.300%—03/25/2028	262
		911
SPECIALTY RETAIL—2.2%
	Bath & Body Works Inc.
200	6.625%—10/01/2030[1]	199
	Lowe's Cos. Inc.
100	3.350%—04/01/2027	98
	Macy's Retail Holdings LLC
100	6.125%—03/15/2032[1]	93
	O'Reilly Automotive Inc.
300	3.600%—09/01/2027	294
		684
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.3%
	Seagate HDD Cayman Co.
100	4.091%—06/01/2029	89
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
TOBACCO—2.7%
	Altria Group Inc.
$300	4.800%—02/14/2029	$298
	B.A.T Capital Corp.
300	2.259%—03/25/2028	256
	Vector Group Ltd.
300	5.750%—02/01/2029[1]	264
		818
TRADING COMPANIES & DISTRIBUTORS—0.6%
	Ferguson Finance plc
200	4.500%—10/24/2028[1]	199
TOTAL CORPORATE BONDS & NOTES
(Cost $29,255)		26,982

FOREIGN GOVERNMENT OBLIGATIONS—7.1%
	Bahrain Government International Bond
200	7.000%—01/26/2026[1]	214
	Brazilian Government International Bond
200	4.625%—01/13/2028	195
	Dominican Republic International Bond
200	5.950%—01/25/2027[1]	201
	Egypt Government International Bond MTN[2]
200	5.875%—02/16/2031	147
	Hungary Government International Bond
200	5.375%—03/25/2024	206
	Indonesia Government International Bond
200	3.500%—01/11/2028	196
	Mexico Government International Bond
200	3.750%—01/11/2028	193
	Oman Government International Bond
200	4.750%—06/15/2026[1]	197
	Panama Government International Bond
200	3.875%—03/17/2028	194
	Philippine Government International Bond
200	4.200%—01/21/2024	204
	Republic of Italy Government International Bond
200	2.375%—10/17/2024	195
	Russian Foreign Bond - Eurobond
200	4.250%—06/23/2027[1]	56
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $2,582)		2,198
TOTAL INVESTMENTS—94.8%
(Cost $31,837)		29,180
CASH AND OTHER ASSETS, LESS LIABILITIES—5.2%		1,594
TOTAL NET ASSETS—100.0%		$30,774

FUTURES CONTRACTS
Description	Number of Contracts	Expiration Date	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
U.S. Treasury Note Futures 10 year (Long)	10	06/21/2022	$ 1,192	$ (76)

Harbor Scientific Alpha Income ETF
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
As of April 30, 2022, the investment in U.S. Treasury Note Futures 10 year (as disclosed in the preceding Futures Contracts schedule) was classified as Level 1 and all other investments (as disclosed in the preceding Portfolio of Investments) were classified as Level 2. There were no Level 3 investments as of April 30, 2022 or October 31, 2021.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2022, the aggregate value of these securities was $15,777 or 51% of net assets.

2	MTN after the name of a security stands for Medium Term Note.
The accompanying notes are an integral part of the Financial Statements.

Harbor ETF Trust
StatementS of Assets and Liabilities—April 30, 2022 (Unaudited)

(All amounts in thousands, except per share amounts)

	Harbor All-Weather Inflation Focus ETF (Consolidated)	Harbor Corporate Culture Leaders ETF	Harbor Disruptive Innovation ETF	Harbor Long-Term Growers ETF	Harbor Scientific Alpha High- Yield ETF	Harbor Scientific Alpha Income ETF
ASSETS
Investments, at identified cost	$—	$7,183	$8,731	$18,933	$33,620	$31,837
Investments, at value	$—	$6,805	$6,683	$16,811	$31,274	$29,180
Cash	42,813	—	158	186	317	1,237
Due from broker	1,140	—	—	—	—	431
Receivables for:
Investments sold	22	—	23	72	265	331
Capital shares sold	—	470	—	849	—	—
Dividends	—	2	—	9	—	—
Interest	—	—	—	—	573	374
Withholding tax	—	—	—	1	—	—
Total Assets	43,975	7,277	6,864	17,928	32,429	31,553
LIABILITIES
Due to custodian	—	2	—	—	—	—
Payables for:
Investments purchased	—	469	81	842	470	690
Unrealized depreciation on OTC swap agreements	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	76
Accrued management fees	23	3	3	8	12	13
Other	—	—	—	1	—	—
Total Liabilities	23	474	84	851	482	779
NET ASSETS	$43,952	$6,803	$6,780	$17,077	$31,947	$30,774
Net Assets Consist of:
Paid-in capital	$39,755	$7,179	$9,235	$19,485	$35,100	$35,000
Total distributable earnings/(loss)	4,197	(376)	(2,455)	(2,408)	(3,153)	(4,226)
	$43,952	$6,803	$6,780	$17,077	$31,947	$30,774
NET ASSET VALUE PER SHARE
Net assets	$43,952	$6,803	$6,780	$17,077	$31,947	$30,774
Shares of beneficial interest (No par value and unlimited authorizations)	1,875	375	500	1,050	702	700
Net asset value per share[1]	$23.44	$18.14	$13.56	$16.26	$45.51	$43.96

1	Per share amounts can be recalculated to the amounts disclosed herein when total net assets and shares of beneficial interest are not rounded to thousands.
The accompanying notes are an integral part of the Financial Statements.

Harbor ETF Trust
StatementS of Operations—Period Ended April 30, 2022 (Unaudited)

(All amounts in thousands)

	Harbor All-Weather Inflation Focus ETF (Consolidated)[1]	Harbor Corporate Culture Leaders ETF[2]	Harbor Disruptive Innovation ETF[3]	Harbor Long-Term Growers ETF[4]	Harbor Scientific Alpha High- Yield ETF	Harbor Scientific Alpha Income ETF
Investment Income
Dividends	$—	$7	$9	$16	$—	$—
Interest	—	—	—	—	777	520
Consent fee income	—	—	—	—	4	3
Foreign taxes withheld	—	—	—	(1)	—	—
Total Investment Income	—	7	9	15	781	523
Operating Expenses
Management fees	51	6	19	15	80	82
Management fees waived	—	—	(6)	—	—	—
Net expenses	51	6	13	15	80	82
Net Investment Income/(Loss)	(51)	1	(4)	—	701	441
Net Realized and Change in Net Unrealized Gain/(Loss) on Investment Transactions
Net realized gain/(loss) on:
Investments	—	1	(403)	(286)	(828)	(1,024)
Futures contracts	—	—	—	—	—	(232)
Swap agreements	4,248	—	—	—	—	(118)
Change in net unrealized appreciation/(depreciation) on:
Investments	—	(378)	(2,048)	(2,122)	(1,929)	(2,094)
Futures contracts	—	—	—	—	—	(59)
Swap agreements	—	—	—	—	—	(19)
Net gain/(loss) on investment transactions	4,248	(377)	(2,451)	(2,408)	(2,757)	(3,546)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$4,197	$(376)	$(2,455)	$(2,408)	$(2,056)	$(3,105)

1	For the period February 9, 2022 (commencement of operations) through April 30, 2022
2	For the period February 23, 2022 (commencement of operations) through April 30, 2022
3	For the period December 1, 2021 (commencement of operations) through April 30, 2022
4	For the period February 2, 2022 (commencement of operations) through April 30, 2022
The accompanying notes are an integral part of the Financial Statements.

Harbor ETF Trust
Statements of Changes In Net Assets

(All amounts in thousands)

	Harbor All-Weather Inflation Focus ETF (Consolidated)	Harbor Corporate Culture Leaders ETF	Harbor Disruptive Innovation ETF	Harbor Long-Term Growers ETF	Harbor Scientific Alpha High-Yield ETF		Harbor Scientific Alpha Income ETF
	February 9, 2022[a] through April 30, 2022	February 23, 2022[a] through April 30, 2022	December 1, 2021[a] through April 30, 2022	February 2, 2022[a] through April 30, 2022	November 1, 2021 through April 30, 2022	September 14, 2021[a] through October 31, 2021	November 1, 2021 through April 30, 2022	September 14, 2021[a] through October 31, 2021
Increase/(Decrease) In Net Assets	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)		(Unaudited)
Operations:
Net investment income/(loss)	$(51)	$1	$(4)	$—	$701	$157	$441	$92
Net realized gain/(loss) on investments	4,248	1	(403)	(286)	(828)	4	(1,374)	(163)
Change in net unrealized appreciation/(depreciation) of investments	—	(378)	(2,048)	(2,122)	(1,929)	(417)	(2,172)	(562)
Net increase/(decrease) in assets resulting from operations	4,197	(376)	(2,455)	(2,408)	(2,056)	(256)	(3,105)	(633)
Distributions to shareholders	–	–	–	–	(841)	–	(488)	–
Net Increase/(Decrease) Derived from Capital Share Transactions	39,755	7,179	9,235	19,485	–	35,000	–	35,000
Net increase/(decrease) in net assets	43,952	6,803	6,780	17,077	(2,897)	34,744	(3,593)	34,367
Net Assets
Beginning of period	—	—	—	—	34,844	100	34,367	—
End of period	$43,952	$6,803	$6,780	$17,077	$31,947	$34,844	$30,774	$34,367

a	Commencement of operations
The accompanying notes are an integral part of the Financial Statements.

Harbor ETF Trust
Statements of Changes in Net Assets—Capital Stock Activity

(All amounts in thousands)

	Harbor All-Weather Inflation Focus ETF (Consolidated)	Harbor Corporate Culture Leaders ETF	Harbor Disruptive Innovation ETF	Harbor Long-Term Growers ETF	Harbor Scientific Alpha High-Yield ETF		Harbor Scientific Alpha Income ETF
	February 9, 2022[a] through April 30, 2022	February 23, 2022[a] through April 30, 2022	December 1, 2021[a] through April 30, 2022	February 2, 2022[a] through April 30, 2022	November 1, 2021 through April 30, 2022	September 14, 2021[a] through October 31, 2021	November 1, 2021 through April 30, 2022	September 14, 2021[a] through October 31, 2021
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)		(Unaudited)
AMOUNT ($)
Net proceeds from sale of shares	$39,755	$7,179	$9,235	$19,485	$—	$35,000	$—	$35,000
Net increase/(decrease) in net assets	$39,755	$7,179	$9,235	$19,485	$—	$35,000	$—	$35,000
SHARES
Shares sold	1,875	375	500	1,050	—	700	—	700
Net increase/(decrease) in shares outstanding	1,875	375	500	1,050	—	700	—	700

a	Commencement of operations
The accompanying notes are an integral part of the Financial Statements.

Harbor ETF Trust Financial Highlights
Selected Data for a Share Outstanding for the Periods Presented

HARBOR ALL-WEATHER INFLATION FOCUS ETF (CONSOLIDATED)
Period Ended April 30, 2022[e]
(Unaudited)
Net asset value beginning of period	$20.00
Income from Investment Operations
Net investment income/(loss)[a]	(0.03)
Net realized and unrealized gain/(loss) on investments	3.37
Total from investment operations	3.44
Net asset value end of period	23.44
Net assets end of period (000s)	$43,952
Ratios and Supplemental Data (%)
Total return	17.20%[c]
Ratio of total expenses to average net assets	0.68[d]
Ratio of net investment income/(loss) to average net assets	(0.67)[d]

HARBOR CORPORATE CULTURE LEADERS ETF
Period Ended April 30, 2022[f]
(Unaudited)
Net asset value beginning of period	$19.31
Income from Investment Operations
Net investment income/(loss)[a]	—*
Net realized and unrealized gain/(loss) on investments	(1.17)
Total from investment operations	(1.17)
Net asset value end of period	18.14
Net assets end of period (000s)	$6,803
Ratios and Supplemental Data (%)
Total return	(6.06)%[c]
Ratio of total expenses to average net assets	0.50[d]
Ratio of net investment income/(loss) to average net assets	0.12[d]
Portfolio turnover^	1[c]

HARBOR DISRUPTIVE INNOVATION ETF
Period Ended April 30, 2022[g]
(Unaudited)
Net asset value beginning of period	$20.00
Income from Investment Operations
Net investment income/(loss)[a,b]	(0.03)
Net realized and unrealized gain/(loss) on investments	(6.41)
Total from investment operations	(6.44)
Net asset value end of period	13.56
Net assets end of period (000s)	$6,780
Ratios and Supplemental Data (%)
Total return+	(32.20)%[c]
Ratio of total expenses to average net assets	0.75[d]
Ratio of net expenses to average net assets[b]	0.50[d]
Ratio of net investment income/(loss) to average net assets[b]	(0.40)[d]
Portfolio turnover^	37[c]
The accompanying notes are an integral part of the Financial Statements.

Harbor ETF Trust Financial Highlights—Continued
Selected Data for a Share Outstanding for the Periods Presented

HARBOR LONG-TERM GROWERS ETF
Period Ended April 30, 2022[h]
(Unaudited)
Net asset value beginning of period	$19.32
Income from Investment Operations
Net investment income/(loss)[a]	—*
Net realized and unrealized gain/(loss) on investments	(3.06)
Total from investment operations	(3.06)
Net asset value end of period	16.26
Net assets end of period (000s)	$17,077
Ratios and Supplemental Data (%)
Total return	(15.84)%[c]
Ratio of total expenses to average net assets	0.57[d]
Ratio of net investment income/(loss) to average net assets	0.02[d]
Portfolio turnover^	10[c]

HARBOR SCIENTIFIC ALPHA HIGH-YIELD ETF
	Period Ended April 30, 2022	Year Ended October 31, 2021[i]
	(Unaudited)
Net asset value beginning of period	$49.64	$50.00
Income from Investment Operations
Net investment income/(loss)[a]	1.00	1.70
Net realized and unrealized gain/(loss) on investments	(3.93)	(2.07)
Total from investment operations	(2.93)	(0.37)
Less Distributions
Dividends from net investment income	(1.19)	—
Distributions from net realized capital gains	(0.01)	—
Total distributions	(1.20)	—
Net asset value end of period	45.51	49.64
Net assets end of period (000s)	$31,947	$34,844
Ratios and Supplemental Data (%)
Total return	(6.02)%[c]	(0.72)%[c]
Ratio of total expenses to average net assets	0.48[d]	0.48[d]
Ratio of net investment income/(loss) to average net assets	4.20[d]	3.42[d]
Portfolio turnover^	61[c]	1[c]
The accompanying notes are an integral part of the Financial Statements.

Harbor ETF Trust Financial Highlights—Continued
Selected Data for a Share Outstanding for the Periods Presented

HARBOR SCIENTIFIC ALPHA INCOME ETF
	Period Ended April 30, 2022	Year Ended October 31, 2021[i]
	(Unaudited)
Net asset value beginning of period	$49.10	$50.00
Income from Investment Operations
Net investment income/(loss)[a]	0.63	1.00
Net realized and unrealized gain/(loss) on investments	(5.07)	(1.90)
Total from investment operations	(4.44)	(0.90)
Less Distributions
Dividends from net investment income	(0.70)	—
Distributions from net realized capital gains	—	—
Total distributions	(0.70)	—
Net asset value end of period	43.96	49.10
Net assets end of period (000s)	$30,774	$34,367
Ratios and Supplemental Data (%)
Total return	(9.15)%[c]	(1.80)%[c]
Ratio of total expenses to average net assets	0.50[d]	0.50[d]
Ratio of net investment income/(loss) to average net assets	2.70[d]	2.02[d]
Portfolio turnover^	49[c]	—[c]

*	Less than $0.01
^	Portfolio turnover rate excludes investments received or delivered from in-kind processing of creation unit purchases or redemptions.
+	The total return would have been lower had management fee not been waived during the period shown.
a	Amounts are based on average daily shares outstanding during the period.
b	Reflects the Adviser’s waiver, if any, of its management fees
c	Unannualized
d	Annualized
e	For the period February 9, 2022 (commencement of operations) through April 30, 2022
f	For the period February 23, 2022 (commencement of operations) through April 30, 2022
g	For the period December 1, 2021 (commencement of operations) through April 30, 2022
h	For the period February 2, 2022 (commencement of operations) through April 30, 2022
i	For the period September 14, 2021 (commencement of operations) through October 31, 2021
The accompanying notes are an integral part of the Financial Statements.

Harbor ETF Trust
Notes to Financial Statements—April 30, 2022 (Unaudited)

Note 1—Organizational Matters
Harbor ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of April 30, 2022, the Trust consists of the following separate portfolios (individually or collectively referred to as a “Fund” or the “Funds,” respectively). The shares of each Fund are listed and traded on NYSE Arca, Inc. Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.
Harbor All-Weather Inflation Focus ETF (Consolidated)	Harbor Long-Term Growers ETF
Harbor Corporate Culture Leaders ETF	Harbor Scientific Alpha High-Yield ETF
Harbor Disruptive Innovation ETF	Harbor Scientific Alpha Income ETF
Harbor All-Weather Inflation Focus ETF (Consolidated) commenced operations on February 9, 2022. Harbor Corporate Culture Leaders ETF commenced operations on February 23, 2022. Harbor Disruptive Innovation ETF commenced operations on December 1, 2021. Harbor Long-Term Growers ETF commenced operations on February 2, 2022.
  Note 2—Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”), which includes the accounting and reporting guidelines under Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.
Security Valuation
The Trust’s valuation procedures permit the Funds to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded funds and financial derivative instruments (such as futures contracts and options contracts, including rights and warrants) that are traded on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Shares of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, bank loans, and convertible securities, other than short-term securities, with a remaining maturity of less than 60 days at the time of acquisition), are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions,

Harbor ETF Trust
Notes to Financial Statements—Continued

Note 2—Significant Accounting Policies—Continued
and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of asset-backed and mortgage-backed securities, the inputs used by the pricing vendor may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.
Swap agreements (including over-the-counter and centrally cleared swaps) derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These derivative instruments are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing vendor, the Fund’s subadviser provides a valuation, typically using its own proprietary models. The value of these instruments can be determined by a pricing vendor or subadviser using a series of techniques, including simulation pricing models. The pricing models may use inputs such as issuer details, indices, exchange rates, interest rates, yield curves, and credit spreads, that are observed from actively quoted markets. Swap agreements are normally categorized as Level 2 in the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing investments are not necessarily indicative of the risk associated with investing in those investments. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–
Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.

The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Investment Income
Dividends declared on portfolio securities are accrued on the ex-dividend date. Dividend information on certain foreign securities may not be available on ex-dividend date, therefore, such dividends will be recorded as soon as reliable information becomes available. Distributions from real estate investment trust securities are recorded as dividend income, and may be reclassified as capital gains and/or return of capital, based on the information reported by the issuer, when available. Interest income is

Harbor ETF Trust
Notes to Financial Statements—Continued

Note 2—Significant Accounting Policies—Continued
accrued daily as earned. Discounts and premiums on fixed income securities purchased are amortized over the life of the respective securities (except for premiums on certain callable debt securities that amortized to the earliest call date) using the effective yield method. Paydown gains and losses on mortgage-backed and asset-backed securities are recognized as a component of interest income. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Consent fees relating to corporate actions from investments held are recorded as income upon receipt.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains or losses on security transactions are determined on the basis of identified cost.
Distribution to Shareholders
Distributions on Fund shares are recorded on the ex-dividend date.
Basis for Consolidation
Harbor All-Weather Inflation Focus ETF’s Consolidated Portfolio of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets include the investments and account balances of both the Fund and its wholly owned subsidiary Harbor Cayman Inflation Focus Ltd. (the “Subsidiary”). The Subsidiary enables the Fund to hold commodity-related instruments and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Subsidiary. All interfund transactions have been eliminated in the consolidation.
Taxes
Each Fund is treated as a separate entity for U.S. federal tax purposes. Each Fund’s policy is to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applicable to regulated investment companies and to distribute to its shareholders all of its taxable income within the prescribed time. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code. Therefore, no provision has been made for U.S. federal taxes on income, capital gains or unrealized appreciation of securities held or excise taxes on income and capital gains.
Each Fund may be subject to taxes imposed by foreign countries in which they invest. Such taxes are provided for in accordance with each Fund’s understanding of the applicable foreign countries tax law and are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.
Net realized gains or losses on investments resulting from in-kind creation unit redemptions, if any, are recognized in each Fund’s Statement of Operations. Such realized gains or losses are not taxable to a Fund and are reclassified from Distributable earnings (loss) to Paid-in capital at the end of a Fund’s tax year.
Management has analyzed each Fund’s tax positions expected to be taken upon filing the 2021 tax return (if applicable), in all material jurisdictions where each Fund operates, and has concluded that no provision for income tax is required in the Funds’ financial statements. Each Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.
Proceeds from Litigation
Each Fund may receive proceeds from shareholder litigation settlements involving current and/or previously held portfolio holdings. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/(loss) if the security has been disposed of by a Fund, or in unrealized gain/(loss) if the security is still held by a Fund.

Harbor ETF Trust
Notes to Financial Statements—Continued

Note 2—Significant Accounting Policies—Continued
Foreign Currency Translations
Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, when applicable, are translated into U.S. dollars based on the current exchange rates at period end.
Reported net realized gains and losses on foreign currency transactions, when applicable, represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities, when applicable, are included in the net realized and unrealized gain or loss on investments in the Statements of Operations.
Futures Contracts
A futures contract is an agreement between two parties to buy or sell a specified financial instrument at a set price on a future date. Futures contracts tend to increase or decrease a Fund’s exposure to the underlying instrument or can be used to hedge other Fund investments.
Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by a Fund as unrealized gains or losses. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market. There is no assurance that a Fund will be able to close out its position when the Fund considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund may be required to continue making cash payments to maintain its required margin. If a Fund has insufficient cash, it may have to sell portfolio securities to meet margin requirements at a time when the Fund would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. There is minimal counterparty risk with futures contracts as they are traded on an exchange and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default.
During the period, Harbor Scientific Alpha Income ETF used futures contracts to gain exposure to the fixed income asset class with greater efficiency and lower cost than was possible through direct investment, to add value when these securities were attractively priced, or to adjust the portfolio’s sensitivity to changes in interest rates.
Swap Agreements
A swap is a contract between two parties to exchange future cash flows at specified intervals (payment dates) based upon a notional principal amount during the agreed-upon life of the contract. Swap agreements may be privately negotiated in the over-the-counter market (“OTC swaps”) or may be cleared through a third party, known as a central clearing party or derivatives clearing organization (“centrally cleared swaps”).
Swaps are fair valued daily and changes in value are recorded as unrealized appreciation or depreciation on the Statement of Operations.
Upon entering a swap agreement, any payments received or made at the beginning of the measurement period are reflected in the Statements of Assets and Liabilities and represent a reconciling value to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. If a liquidation payment is received or made at the termination of the swap, it is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.  Daily changes to the fair value of centrally cleared

Harbor ETF Trust
Notes to Financial Statements—Continued

Note 2—Significant Accounting Policies—Continued
swaps are recorded as Variation margin receivable or payable on centrally cleared swap agreements in the Statements of Assets and Liabilities and are settled daily. An initial margin, typically in form of cash or qualifying highly liquid, high-quality short-term investments, is paid to the central clearing party, derivatives clearing organization or counterparty when the swap contract is executed and is recorded as Due from broker on the Statement of Assets and Liabilities.
Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk and interest rate risk in excess of the amount recognized in the Statements of Assets and Liabilities. Such risks include the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. A Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life or the value of the contract. This risk is typically mitigated by the existence of a master netting arrangement between a Fund and the counterparty, the posting of collateral by the counterparty, and the central clearing party, as counterparty to all centrally cleared swaps, guaranteeing the performance of the swaps through the margin requirements.
Credit Default Swaps are agreements between counterparties to buy or sell protection on a debt security, a basket of securities, or an index of obligations against a defined credit event. Under the terms of a credit default swap, the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a given percentage applied to a notional principal amount. In return for these payments, the seller acts as the guarantor of the creditworthiness of a reference entity, obligation or index. An issuer may represent either a single issuer, a “basket” of issuers, or a credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.
The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no credit event occurs. Credit events may include bankruptcy, failure to pay principal, maturity extension, rating downgrade, or write-down. As a seller, if an underlying credit event occurs, a Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation (or underlying securities comprising an index), or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation (or underlying securities comprising an index). As a buyer, if an underlying credit event occurs, a Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation (or underlying securities comprising an index) or receive a net settlement.
During the period, Harbor Scientific Alpha Income ETF used credit default swap agreements as a seller to gain credit exposure to an issuer or to simulate investments in long bond positions that were either unavailable or less attractively priced in the bond market.
Excess Return Swaps are agreements between counterparties to exchange the return of a given underlying index. Under the terms of the agreement, a Fund will make payments based on a set rate in exchange for payments from the counterparty based on the return of the underlying assets comprising the index. If the returns on the underlying assets are positive, the counterparty will pay the Fund, and if the returns are negative, the Fund will make payments to the counterparty. The excess return swap held by the Harbor All-Weather Inflation Focus ETF (Consolidated) may be terminated by the Fund at any time.
During the period, Harbor All-Weather Inflation Focus ETF (Consolidated) used excess return swaps to gain exposure to commodities markets.
Other Matters
The Funds in the normal course of business invest in financial instruments where the risk of potential loss exists due to changes in the market, economic, political and regulatory developments, as well as events such as war, terrorism or spread of infectious disease (market risk) or failure or inability of the counterparty to a transaction to perform (credit and counterparty risk). In addition, certain Funds invest in foreign securities and as such are also subject to foreign currencies and foreign securities risks. Each Fund’s prospectus provides further details regarding the Fund’s principal risks.

Harbor ETF Trust
Notes to Financial Statements—Continued

Note 3—Investment Portfolio Transactions
Investment Portfolio Transactions
Purchases and sales of investments, other than short-term securities, U.S. government obligations, and in-kind transactions, if any, for each Fund for the period ended April 30, 2022 were as follows:
	Purchases (000s)	Sales (000s)
Harbor All-Weather Inflation Focus ETF (Consolidated)	$—	$—
Harbor Corporate Culture Leaders ETF	72	58
Harbor Disruptive Innovation ETF	2,826	2,410
Harbor Long-Term Growers ETF	1,428	1,363
Harbor Scientific Alpha High-Yield ETF	16,384	16,210
Harbor Scientific Alpha Income ETF	19,281	19,524
For the period ended April 30, 2022, in-kind transactions associated with Creation Unit purchases and redemptions were as follows:
	Purchases (000s)	Sales (000s)
Harbor All-Weather Inflation Focus ETF (Consolidated)	$—	$ —
Harbor Corporate Culture Leaders ETF	7,169	—
Harbor Disruptive Innovation ETF	8,718	—
Harbor Long-Term Growers ETF	19,154	—
Harbor Scientific Alpha High-Yield ETF	—	—
Harbor Scientific Alpha Income ETF	—	—
  Note 4—Capital share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value (“NAV”). The Adviser determines the number of shares that constitutes a Creation Unit and only authorized participants are permitted to purchase or redeem Creation Units from the Funds. Except when aggregated in Creation Units, shares of each Fund are not redeemable. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Unless cash-only redemptions are available or specified for a Fund, the redemption proceeds for Creation Units will generally consist of a designated portfolio of securities and a specified amount of cash. Authorized participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in Net proceeds from sale of shares in the Statements of Changes in Net Assets – Capital Stock Activity.
From time to time, settlement of securities related to the purchase or redemption of Creation Units may be delayed and are reflected as Capital shares sold or Capital shares reacquired in the Statement of Assets and Liabilities.
  Note 5—FEES AND OTHER Transactions with Affiliates
Investment Adviser
Harbor Capital is a wholly owned subsidiary of ORIX Corporation. Harbor Capital is the Funds’ investment adviser and is also responsible for administrative and other services. Each Fund has a separate advisory agreement with Harbor Capital. Pursuant to the advisory agreement, the Adviser pays all of the operating expenses of the Fund, except for (i) the fee payment under the investment advisory agreement; (ii) payments under each Fund’s 12b-1 plan (if any); (iii) the costs of borrowing, including interest and dividend expenses; (iv) taxes and governmental fees; (v) acquired fund fees and expenses; (vi) brokers’ commissions and any other transaction related expenses and fees arising out of transactions effected on behalf of the Fund;

Harbor ETF Trust
Notes to Financial Statements—Continued

Note 5—FEES AND OTHER Transactions with Affiliates—Continued
(vii) costs of holding shareholder meetings; (viii) any gains or losses attributable to investments under a deferred compensation plan for Trustees who are not “interested persons” of the Trust; and (ix) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
The advisory agreements provide for a unitary management fee based on an annual percentage rate of average daily net assets as follows:
Unitary Management Fee
Harbor All-Weather Inflation Focus ETF (Consolidated)	0.68%
Harbor Corporate Culture Leaders ETF	0.50
Harbor Disruptive Innovation ETF (expense limitation shown in table below)	0.75
Harbor Long-Term Growers ETF	0.57
Harbor Scientific Alpha High-Yield ETF	0.48
Harbor Scientific Alpha Income ETF	0.50
Harbor Capital has from time to time voluntarily or contractually agreed not to impose a portion of its management fees and/or to bear a portion of the expenses incurred in the operation of certain Funds in order to limit Fund expenses. Such waivers, if any, are reflected on the accompanying Statements of Operations. Interest expense, if any, is excluded from contractual limitations. During the period, the following expense limitation agreement was in effect:
	Expense Limitation Fee	Expense Limitation Agreement Date
Harbor Disruptive Innovation ETF	0.50%	12/01/2021 – 08/31/2022
Independent Trustees
The Adviser is responsible for bearing expenses associated with Independent Trustees’ compensation pursuant to the unitary fee arrangement with each Fund.
Affiliated Transactions
The Investment Company Act permits purchase and sale transactions among affiliated investment companies subject to an exemptive rule. The Trust has adopted policies and procedures pursuant to such rule. During the period, the Funds did not enter into any transactions with any other Harbor fund.
Indemnification
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnities to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

Harbor ETF Trust
Notes to Financial Statements—Continued

NOTE 6—TAX INFORMATION
The identified cost for federal income tax purposes of investments owned by each Fund and its respective gross unrealized appreciation and depreciation as of April 30, 2022 were as follows:
	Identified Cost (000s)	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation) (000s)
		Appreciation (000s)	(Depreciation) (000s)
Harbor All-Weather Inflation Focus ETF (Consolidated)	$—	$—	$—	$—
Harbor Corporate Culture Leaders ETF	7,183	171	(549)	(378)
Harbor Disruptive Innovation ETF	8,731	55	(2,103)	(2,048)
Harbor Long-Term Growers ETF	18,933	66	(2,188)	(2,122)
Harbor Scientific Alpha High-Yield ETF	33,620	147	(2,493)	(2,346)
Harbor Scientific Alpha Income ETF*	31,837	51	(2,784)	(2,733)

*	Capital loss carryforwards are available, which may reduce taxable income from future net realized gain on investments.

  Note 7—Derivatives
Each Fund’s derivative holdings do not qualify for hedge accounting treatment and as such are recorded at current fair value. For a discussion of risks related to these investments please refer to the descriptions of each type of derivative instrument in Note 2— Significant Accounting Policies.
Each Fund’s derivative instruments outstanding as of the period ended April 30, 2022, if any, as disclosed in the Portfolio of Investments, and the related amounts of net realized and changes in net unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations, are indicators of the volume of derivative activity for each Fund.
Derivative Instruments
As of April 30, 2022, the fair values of derivatives, by primary risk exposure, were reflected in the Statement of Assets and Liabilities as follows:
HARBOR ALL-WEATHER INFLATION FOCUS ETF (CONSOLIDATED)
Statement of Assets and Liabilities Caption	Commodity Contracts (000s)
Liabilities
Unrealized depreciation on OTC swap agreements	$—
HARBOR SCIENTIFIC ALPHA INCOME ETF
Statement of Assets and Liabilities Caption	Interest Rate Contracts (000s)
Liabilities
Variation margin on futures contracts	$(76)

Harbor ETF Trust
Notes to Financial Statements—Continued

Note 7—Derivatives—Continued
Net realized gain/(loss) and the change in net unrealized appreciation/(depreciation) on derivatives for the period ended April 30, 2022, were:
HARBOR ALL-WEATHER INFLATION FOCUS ETF (CONSOLIDATED)
Net realized gain/(loss) on derivatives	Commodity Contracts (000s)
Swaps agreements	$4,248

Change in net unrealized appreciation/(depreciation) on derivatives	Commodity Contracts (000s)
Swap agreements	$—
HARBOR SCIENTIFIC ALPHA INCOME ETF
Net realized gain/(loss) on derivatives	Interest Rate Contracts (000s)	Credit Contracts (000s)	Total (000s)
Futures contracts	$(232)	$	$(232)
Swaps agreements	—	(118)	(118)
Net realized gain/(loss) on derivatives	$(232)	$(118)	$(350)

Change in net unrealized appreciation/(depreciation) on derivatives	Interest Rate Contracts (000s)	Credit Contracts (000s)	Total (000s)
Futures contracts	$(59)	$—	$(59)
Swap agreements	—	(19)	(19)
Change in net unrealized appreciation/(depreciation) on derivatives	$(59)	$(19)	$(78)
  Note 8—OFFSETTING ASSETS AND LIABILITIES
Master Netting Arrangements
As described in further detail below, a Fund may enter into Master Netting Arrangements that govern the terms of certain transactions. Master Netting Arrangements are designed to reduce the counterparty risk associated with relevant transactions by establishing credit protection mechanisms and providing standardization as a means of improving legal certainty. As Master Netting Arrangements are specific to the unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all of the transactions governed under a single agreement with that counterparty. Master Netting Arrangements can also help reduce counterparty risk by specifying collateral posting requirements at pre-arranged exposure levels. Securities and cash pledged as collateral are reflected as assets in the Statements of Assets and Liabilities as either a component of investments at value (securities) or due from broker. Cash collateral received is not typically held in a segregated account and, as such, is reflected as a liability in the Statements of Assets and Liabilities as due to broker. The fair value of any securities received as collateral is not reflected as a component of net asset value.
For the period ended April 30, 2022, the following Master Netting Arrangements have been entered into as follows:
International Swaps and Derivatives Association, Inc. (ISDA) Master Agreements and Credit Support Annexes, which govern over-the-counter market traded financial derivative transactions entered into by a Fund and select counterparties. As of April 30, 2022, Harbor All-Weather Inflation Focus ETF (Consolidated) had investment exposures subject to the terms of these agreements.
The following is a summary by counterparty of the value of OTC financial derivative instruments and collateral (received)/pledged as governed by International Swaps and Derivatives Association, Inc. master agreements as of April 30, 2022.

Harbor ETF Trust
Notes to Financial Statements—Continued

Note 8—OFFSETTING ASSETS AND LIABILITIES—Continued
HARBOR ALL-WEATHER INFLATION FOCUS ETF (CONSOLIDATED)
	Financial Derivative Liabilities
Counterparty	Swap Agreements (000s)	Collateral (Received)/Pledged* (000s)	Net Exposure (000s)
Harbor Cayman Inflation Focus Ltd. (Subsidiary)[a]
Macquarie Bank Limited	$—	$(1,140)	$—

*	Of the total collateral received and/or pledged listed in the above table, cash of $1,140 was received as collateral.
a	Harbor Cayman Inflation Focus Ltd. is recognized as a separate legal entity for the purpose of the ISDA agreement.
Exchange traded and centrally cleared derivatives are not subject to master netting or similar arrangements.
  Note 9—Subsequent Events
Through the date the financial statements were issued, there were no subsequent events or transactions that would have materially impacted the financial statements or related disclosures as presented herein.

Harbor ETF Trust
Fees and Expenses Example (Unaudited)

Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees (if any) and (2) ongoing costs, including management fees and other Fund expenses (with certain exceptions). This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. You may also pay brokerage commissions in connection with your purchase or sale of shares of a Fund, which are not shown in this section and would have resulted in higher costs.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the respective class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the respective Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or brokerage commissions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs and brokerage commissions were included, your costs would have been higher.
	Annualized Expense Ratios*	Expenses Paid During Period**	Beginning Account Value (November 1, 2021)	Ending Account Value (April 30, 2022)
Harbor All-Weather Inflation Focus ETF[1]
ETF	0.68%
Actual		$1.54	$1,000	$1,038.17
Hypothetical (5% return)		1.52	1,000	1,009.57
Harbor Corporate Culture Leaders ETF[2]
ETF	0.50%
Actual		$0.91	$1,000	$988.88
Hypothetical (5% return)		0.92	1,000	1,008.25
Harbor Disruptive Innovation ETF[3]
ETF	0.50%
Actual		$1.93	$1,000	$866.79
Hypothetical (5% return)		2.09	1,000	1,018.57
Harbor Long-Term Growers ETF[4]
ETF	0.57%
Actual		$1.35	$1,000	$961.81
Hypothetical (5% return)		1.38	1,000	1,010.66
Harbor Scientific Alpha High-Yield ETF
ETF	0.48%
Actual		$2.24	$1,000	$939.80
Hypothetical (5% return)		2.41	1,000	1,022.36

Harbor ETF Trust
Fees and Expenses Example—Continued

	Annualized Expense Ratios*	Expenses Paid During Period**	Beginning Account Value (November 1, 2021)	Ending Account Value (April 30, 2022)
Harbor Scientific Alpha Income ETF
ETF	0.50%
Actual		$2.37	$1,000	$908.50
Hypothetical (5% return)		2.51	1,000	1,022.26

*	Reflective of all fee waivers and expense reimbursements
**	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
1
Fund has less than six months of operating history. Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 81/365 (to reflect the period since the commencement of operations). The expense amounts reported under Hypothetical (5% return) are not comparable to the amount reported using actual fund return.

2
Fund has less than six months of operating history. Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 67/365 (to reflect the period since the commencement of operations). The expense amounts reported under Hypothetical (5% return) are not comparable to the amount reported using actual fund return.

3
Fund has less than six months of operating history. Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 151/365 (to reflect the period since the commencement of operations). The expense amounts reported under Hypothetical (5% return) are not comparable to the amount reported using actual fund return.

4
Fund has less than six months of operating history. Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 88/365 (to reflect the period since the commencement of operations). The expense amounts reported under Hypothetical (5% return) are not comparable to the amount reported using actual fund return.

Harbor ETF Trust
Additional Information (Unaudited)

Proxy Voting
Harbor ETF Trust has adopted Proxy Voting Policies and Procedures under which proxies relating to securities held by the Harbor funds are voted. In addition, Harbor ETF Trust files Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of Harbor ETF Trust’s Proxy Voting Policies and Procedures and the proxy voting records (Form N-PX) are available (i) without charge, upon request, by calling Harbor toll-free at 800-422-1050; (ii) on Harbor’s website at harborcapital.com; and (iii) on the SEC’s website at sec.gov.

Quarterly Portfolio Disclosures
The Funds file a complete portfolio of investments for their first and third fiscal quarters with the SEC as an exhibit to Form N-PORT. The Funds’ Form N-PORT exhibit is available (i) without charge, upon request, by calling Harbor toll-free at 800-422-1050, (ii) on Harbor’s website at harborcapital.com, and (iii) on the SEC’s website at sec.gov.

ADVISORY AGREEMENT APPROVALS
The Investment Company Act requires that the Investment Advisory Agreement and Subadvisory Agreement of each Fund be approved initially, and following an initial two-year term, at least annually, by the Trust’s Board of Trustees (the “Board” or the “Trustees”), including a majority of the Independent Trustees voting separately.
FACTORS CONSIDERED BY THE TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT AND SUBADVISORY AGREEMENTS OF HARBOR DISRUPTIVE INNOVATION ETF
At a meeting of the Board held on August 15-16, 2021 (the “Meeting”), the Board, including the Independent Trustees voting separately, considered and approved (i) the Investment Advisory Agreement between Harbor ETF Trust, on behalf of the Harbor Disruptive Innovation ETF (the “Fund”), and Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”); and (ii) Non-Discretionary Model Portfolio Provider Agreements (each, a “Subadvisory Agreement”) among the Adviser, Harbor ETF Trust, on behalf of the Fund, and each of 4BIO Partners LLP, NZS Capital, LLC, Sands Capital Management, LLC, Tekne Capital Management, LLC, and Westfield Capital Management Company, L.P. (each, a “Subadviser”).
In evaluating the Investment Advisory Agreement and the Subadvisory Agreements, the Trustees reviewed materials furnished by the Adviser and the Subadvisers, including information about their respective affiliates, personnel, and operations, and also relied upon their knowledge of the Adviser resulting from their quarterly meetings, periodic telephonic meetings and other prior communications. The Trustees also relied upon their knowledge of the Adviser and Subadvisers from their recent consideration of contractual arrangements for a Harbor mutual fund utilizing the same investment strategy as proposed for the Fund. In connection with their considerations with respect to the mutual fund, the Trustees received presentations by Harbor Capital containing information about the investment philosophy and process, proposed approach to managing assets in the disruptive innovation strategy, operational and trading capabilities, compliance and risk control framework with respect to such capabilities, and the professional background and experience of the proposed portfolio managers with respect to the strategy and other investment and operations personnel. The Trustees also received presentations by each of the Subadvisers containing information about their investment firms and their experience, investment philosophy and process, and operational capabilities. At a special meeting held on June 29, 2021 and at the Meeting, the Trustees received a presentation by Harbor Capital regarding the key features of the Fund and considerations related to operating the Fund in the same strategy as a Harbor mutual fund.
At the Meeting, the Trustees, including all of the Independent Trustees voting separately, determined, in the exercise of their business judgment, that the terms of the Investment Advisory Agreement and each Subadvisory Agreement were fair and reasonable and approved the Investment Advisory Agreement and Subadvisory Agreements for an initial two-year term as being in the best interests of the Fund and its future shareholders.
In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of Harbor Capital or any Subadviser present and were represented throughout the process by legal counsel to the Independent Trustees and the Trust.

Harbor ETF Trust
Additional Information—Continued

ADVISORY AGREEMENT APPROVALS—Continued
Factors Considered
In considering the Fund’s proposed Investment Advisory Agreement and Subadvisory Agreements, the Board, including the Independent Trustees, evaluated a number of factors it considered relevant to its determination. The Board did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor.
Among the factors considered by the Trustees were the following:
•
The nature, extent, and quality of the combined services proposed to be provided by Harbor Capital and each Subadviser, including the background, education, expertise and experience of the investment professionals of: (i) Harbor Capital who would utilize the Subadvisers’ model portfolios to manage the Fund’s portfolio; and (ii) the Subadvisers who would construct those model portfolios;
•
The extensive investment in new and existing personnel, systems and other resources Harbor Capital had made to support its management of the Fund under the arrangement with the Subadvisers;
•
The qualifications and background of each Subadviser and of the Subadvisers’ personnel;
•
The fees proposed to be charged by Harbor Capital and each Subadviser for investment advisory and model portfolio services, respectively, including the portion of the fees to be retained by Harbor Capital, after payment of the Subadvisers’ fees, for investment management, trading, Subadviser model oversight, administration and manager-of-manager services that Harbor Capital would provide and for Harbor Capital’s undertaking to bear the operating expenses of the Fund, with certain limited exceptions;
•
The proposed fees and expense ratio of the Fund relative to the fees and expense ratio of the similar Harbor mutual fund and of a similar investment company;
•
That Harbor Capital had agreed to an expense cap for the Fund through at least August 31, 2022, resulting in a significant reduction in the Fund’s net expense ratio;
•
The expected profitability of Harbor Capital with respect to the Fund;
•
Information received at meetings throughout the year related to services rendered by Harbor Capital;
•
The extent to which economies of scale might be realized as the Fund grows, and the extent to which the Fund’s proposed advisory fee level reflects any economies of scale for the benefit of Fund investors; and,
•
Any “fall out” benefits that might inure to Harbor Capital, each Subadviser and their affiliates as a result of the implementation of each Subadvisory Agreement.
Nature, Extent, and Quality of Services
In evaluating the nature, extent, and quality of the services to be provided by Harbor Capital, the reasonableness of the overall compensation provided under the proposed Investment Advisory Agreement and other considerations, the Trustees considered Harbor Capital’s ability, consistent with the manager-of-managers structure of the Harbor funds, to identify and recommend to the Trustees quality subadvisers for the funds, to monitor and oversee the performance and investment capabilities of each subadviser, with respect to multi-manager funds, to actively manage allocations and reallocations of a fund’s assets among the underlying subadvisers, and to recommend the replacement of a subadviser when appropriate. The Trustees specifically considered Harbor Capital’s history as a manager-of-managers, including its history of replacing subadvisers for particular Harbor funds in circumstances in which the Board and Harbor Capital had determined that a change in subadviser was in the best interests of a fund and its shareholders, whether as a result of (i) long-term underperformance not explained by market conditions or market cycles relative to the subadviser’s investment style, (ii) prolonged style inconsistency, (iii) material adverse changes in management or personnel, or (iv) other factors, such as if Harbor Capital were to identify another subadviser believed to better serve the shareholders than the existing subadviser.
The Board evaluated the nature, extent, and quality of Harbor Capital’s proposed services in light of the Board’s actual experience with Harbor Capital, as well as materials provided by Harbor Capital concerning the financial and other resources devoted by Harbor Capital to the Harbor funds generally, including the breadth and depth of experience and expertise of the investment, administrative, legal and compliance professionals dedicated to the funds’ operations. The Trustees determined that Harbor Capital has the expertise and resources to identify, select, oversee and monitor subadvisers and to operate effectively as a manager-of-managers for the funds. The Trustees also considered in their determination the depth, knowledge and experience level of the investment team, the quality of the investment process and the culture of each Subadviser.

Harbor ETF Trust
Additional Information—Continued

ADVISORY AGREEMENT APPROVALS—Continued
Advisory Fees and Expense Ratios
The Trustees noted that the proposed Investment Advisory Agreement provides that the Adviser will pay all of the operating expenses of the Fund, with certain limited exceptions set forth in the agreement, and that such unitary fee structure effectively acts as a cap on the fees and expenses of the Fund.
The Trustees also reviewed and determined to be reasonable, in relation to the services to be provided by each party, the split between the advisory fee to be paid to Harbor Capital and the subadvisory fees to be paid to the Subadvisers.
Profitability
The Trustees noted that Harbor Capital expected to operate the Fund initially at a loss.
Economies of Scale
The Trustees concluded that breakpoints in the Fund’s advisory fee were not necessary at the present time in light of, among other things, Harbor Capital’s forward-looking approach to setting the contractual advisory fee, its absorbing Fund expenses while paying each Subadviser its full subadvisory fee and the uncertainty surrounding the aspects of the Fund’s future asset growth. It was agreed, however, that the Board would consider the issue of breakpoints in the Fund’s advisory fee schedule at least annually after the initial two-year contract term as part of its annual investment contract review process for all of the Harbor funds.
FACTORS CONSIDERED BY THE TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT AND SUBADVISORY AGREEMENTS OF HARBOR ALL-WEATHER INFLATION FOCUS ETF
At a meeting of the Board held on December 1, 2021 (the “Meeting”), the Board, including the Independent Trustees voting separately, considered and approved (i) the Investment Advisory Agreement between Harbor ETF Trust, on behalf of the Harbor All-Weather Inflation Focus ETF (the “Fund”), and Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”); and (ii) the Subadvisory Agreement among the Adviser, Harbor ETF Trust, on behalf of the Fund, and Quantix Commodities LP. (the “Subadviser” or “Quantix”).
In evaluating the Investment Advisory Agreement and the Subadvisory Agreement, the Trustees reviewed materials furnished by the Adviser and the Subadviser, including information about their respective affiliates, personnel, and operations, and also relied upon their knowledge of the Adviser resulting from their quarterly meetings, periodic telephonic meetings and other prior communications. In connection with their consideration of the Investment Advisory Agreement and Subadvisory Agreement, the Trustees, including the Independent Trustees, requested and received materials and presentations relating to the services to be rendered by the Adviser and Subadviser. The Trustees also discussed with representatives of the Adviser, at the Meeting and at prior meetings, Harbor funds’ operations and the Adviser’s ability, consistent with the “manager of managers” structure of the funds, to (i) identify and recommend to the Trustees a subadviser for the funds, (ii) monitor and oversee the performance and investment capabilities of the Subadviser, and (iii) recommend the replacement of a subadviser where appropriate.
At the Meeting, the Trustees, including all of the Independent Trustees voting separately, determined, in the exercise of their business judgment, that the terms of the Investment Advisory Agreement and Subadvisory Agreement were fair and reasonable and approved the Investment Advisory Agreement and Subadvisory Agreement for an initial two-year term as being in the best interests of the Fund and its future shareholders.
In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of Harbor Capital or the Subadviser present and were represented throughout the process by legal counsel to the Independent Trustees and the Trust.
Factors Considered
In considering the Fund’s proposed Investment Advisory Agreement and Subadvisory Agreement, the Board, including the Independent Trustees, evaluated a number of factors it considered relevant to its determination. The Board did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor.
Among the factors considered by the Trustees were the following:
•
The nature, extent, and quality of the combined services proposed to be provided by Harbor Capital and Quantix, including the background, education, expertise and experience of the investment professionals of Harbor Capital and Quantix to provide services to the All-Weather Inflation Focus ETF;

Harbor ETF Trust
Additional Information—Continued

ADVISORY AGREEMENT APPROVALS—Continued
•
The favorable history, reputation, qualifications and background of Harbor Capital and Quantix as well as the qualifications of their personnel;
•
The fees proposed to be charged by Harbor Capital and Quantix for investment advisory and subadvisory services, respectively, including the portion of the fees to be retained by Harbor Capital, after payment of Quantix’s fees, for investment advisory and related services to be provided by Harbor Capital (including investment, business, legal, compliance, financial and administrative services) and for Harbor Capital’s undertaking to bear the operating expenses of the Fund, with certain limited exceptions;
•
The proposed fees and expense ratio of the Fund relative to the fees and expense ratios of similar investment companies;
•
Information about the index the Fund would seek to track, Harbor Capital’s assessment of that index, and Quantix’s proposed strategy for seeking to track the index;
•
The expected profitability of Harbor Capital with respect to the Fund;
•
Information received at meetings throughout the year related to services rendered by Harbor Capital;
•
The extent to which economies of scale might be realized as the Fund grows, and the extent to which the Fund’s proposed advisory fee level reflects any economies of scale for the benefit of investors; and
•
Any “fall out” benefits that might inure to Harbor Capital, Quantix and their respective affiliates as a result of their relationship with the Fund.
Nature, Extent, and Quality of Services
In evaluating the nature, extent, and quality of the services to be provided by Harbor Capital, the reasonableness of the overall compensation provided under the proposed advisory agreement and other considerations, the Trustees considered Harbor Capital’s ability, consistent with the manager-of-managers structure of the Fund, to identify and recommend to the Trustees quality subadvisers for the Fund, to monitor and oversee the performance and investment capabilities of each subadviser, and to recommend the replacement of a subadviser when appropriate. The Trustees specifically considered Harbor Capital’s history as a manager-of-managers, including its history of replacing subadvisers for particular Harbor funds in circumstances in which the Board and Harbor Capital had determined that a change in subadviser was in the best interests of a fund and its shareholders, whether as a result of (i) long-term underperformance not explained by market conditions or market cycles relative to the subadviser’s investment style, (ii) prolonged style inconsistency, (iii) material adverse changes in management or personnel, or (iv) other factors, such as if Harbor Capital were to identify another subadviser believed to better serve the shareholders than the existing subadviser.
The Board evaluated the nature, extent, and quality of Harbor Capital’s proposed services in light of the Board’s actual experience with Harbor Capital, as well as materials provided by Harbor Capital concerning the financial and other resources devoted by Harbor Capital to the Harbor funds generally, including the breadth and depth of experience and expertise of the investment, administrative, legal and compliance professionals dedicated to the funds’ operations. The Trustees determined that Harbor Capital has the expertise and resources to identify, select, oversee and monitor subadvisers and to operate effectively as a manager-of-managers for the Fund. The Trustees also considered in their determination the depth, knowledge and experience level of the Subadviser’s personnel, the quality of the Subadviser’s processes and the culture of the subadviser.
Advisory Fees and Expense Ratios
The Trustees noted that the proposed Investment Advisory Agreement provides that the Adviser will pay all of the operating expenses of the Fund, with certain limited exceptions set forth in the agreement, and that such unitary fee structure effectively acts as a cap on the fees and expenses of the Fund. The Trustees observed that the data available concerning comparative fees and expense ratios showed that the proposed net expense ratio for the Fund was below the average and median of the peer group of funds compiled using Morningstar data that was presented to the Board for comparison purposes.
The Trustees also reviewed and determined to be reasonable, in relation to the services to be provided by each party, the split between the advisory fee to be paid to Harbor Capital and the subadvisory fee to be paid to the Subadviser.
Profitability
The Trustees noted that Harbor Capital expected to operate the Fund initially at a loss.

Harbor ETF Trust
Additional Information—Continued

ADVISORY AGREEMENT APPROVALS—Continued
Economies of Scale
The Trustees concluded that breakpoints in the Fund’s advisory fee were not necessary at the present time in light of, among other things, Harbor Capital’s forward-looking approach to setting the contractual advisory fee, its absorbing Fund expenses while paying the Subadviser its full subadvisory fee and the uncertainty surrounding the aspects of the Fund’s future asset growth. It was agreed, however, that the Board would consider the issue of breakpoints in the Fund’s advisory fee schedule at least annually after the initial two-year contract term as part of its annual investment contract review process for all of the Harbor funds.
FACTORS CONSIDERED BY THE TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT OF HARBOR CORPORATE CULTURE LEADERS ETF
At a meeting of the Board held on December 1, 2021 (the “Meeting”), the Board, including the Independent Trustees voting separately, considered and approved the Investment Advisory Agreement between Harbor ETF Trust, on behalf of the Harbor Corporate Culture Leaders ETF (the “Fund”), and Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”).
In evaluating the Investment Advisory Agreement, the Trustees reviewed materials furnished by the Adviser, including information about its affiliates, personnel, and operations, and also relied upon their knowledge of the Adviser resulting from their quarterly meetings, periodic telephonic meetings and other prior communications. In connection with their consideration of the Investment Advisory Agreement, the Trustees, including the Independent Trustees, requested and received materials and presentations relating to the services to be rendered by the Adviser and the underlying index the Fund would seek to track.
At the Meeting, the Trustees, including all of the Independent Trustees voting separately, determined, in the exercise of their business judgment, that the terms of the Investment Advisory Agreement were fair and reasonable and approved the Investment Advisory Agreement for an initial two-year term as being in the best interests of the Fund and its future shareholders.
In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of Harbor Capital or any Subadviser present and were represented throughout the process by legal counsel to the Independent Trustees and the Trust.
Factors Considered
In considering the Fund’s proposed Investment Advisory Agreement, the Board, including the Independent Trustees, evaluated a number of factors it considered relevant to its determination. The Board did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor.
Among the factors considered by the Trustees were the following:
•
The nature, extent, and quality of the services proposed to be provided by Harbor Capital, including the background, education, expertise and experience of the investment professionals of Harbor Capital to provide services to the Fund;
•
The favorable history, reputation, qualifications and background of Harbor Capital as well as the qualifications of its personnel;
•
The fee proposed to be charged by Harbor Capital for investment advisory and related services to be provided by Harbor Capital (including investment, business, legal, compliance, financial and administrative services) and for Harbor Capital’s undertaking to bear the operating expenses of the Fund, with certain limited exceptions;
•
The proposed fees and expense ratio of the Fund relative to the fees and expense ratios of similar investment companies;
•
Information about the index the Fund would seek to track, Harbor Capital’s assessment of that index, and Harbor Capital’s proposed strategy for seeking to track the index;
•
The expected profitability of Harbor Capital with respect to the Fund;
•
Information received at meetings throughout the year related to services rendered by Harbor Capital;
•
The extent to which economies of scale might be realized as the Corporate Culture Leaders ETF grows, and the extent to which the Fund’s proposed advisory fee level reflects any economies of scale for the benefit of investors; and
•
Any “fall out” benefits that might inure to Harbor Capital and its affiliates as a result of their relationship with the Fund.

Harbor ETF Trust
Additional Information—Continued

ADVISORY AGREEMENT APPROVALS—Continued
Nature, Extent, and Quality of Services
In evaluating the nature, extent, and quality of the services to be provided by Harbor Capital, the reasonableness of the overall compensation provided under the proposed advisory agreement and other considerations, the Trustees considered Harbor Capital’s ability to manage the Fund in accordance with its investment objective of seeking to track the underlying index. The Board evaluated the nature, extent, and quality of Harbor Capital’s proposed services in light of the Board’s actual experience with Harbor Capital, as well as materials provided by Harbor Capital concerning the financial and other resources devoted by Harbor Capital to the Harbor funds generally, including the breadth and depth of experience and expertise of the investment, administrative, legal and compliance professionals dedicated to the funds’ operations. The Trustees determined that Harbor Capital has the expertise and resources to manage the Fund in accordance with its investment objective. The Trustees also considered the significant due diligence undertaken by Harbor Capital regarding the underlying index and index provider, including diligence regarding the data used as part of the index construction process and how the index is designed to provide the specified exposure consistent with the Fund’s registration statement disclosures.
Advisory Fees and Expense Ratios
The Trustees noted that the proposed advisory agreement provides that the Adviser will pay all of the operating expenses of the Fund, with certain limited exceptions set forth in the agreement, and that such unitary fee structure effectively acts as a cap on the fees and expenses of the Fund. The Trustees observed that the data available concerning comparative fees and expense ratios showed that the proposed net expense ratio for the Fund was below the average and median of the peer group of funds compiled using Morningstar data that was presented to the Board for comparison purposes.
Profitability
The Trustees noted that Harbor Capital expected to operate the Fund initially at a loss.
Economies of Scale
The Trustees concluded that breakpoints in the Fund’s advisory fee were not necessary at the present time in light of, among other things, Harbor Capital’s forward-looking approach to setting the contractual advisory fee, its absorbing Fund expenses and the uncertainty surrounding the aspects of the Fund’s future asset growth. It was agreed, however, that the Board would consider the issue of breakpoints in the Fund’s advisory fee schedule at least annually after the initial two-year contract term as part of its annual investment contract review process for all of the Harbor funds.
FACTORS CONSIDERED BY THE TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT AND SUBADVISORY AGREEMENTS OF HARBOR LONG-TERM GROWERS ETF
At a meeting of the Board held on November 14-15, 2021 (the “Meeting”), the Board, including the Independent Trustees voting separately, considered and approved (i) the Investment Advisory Agreement between Harbor ETF Trust, on behalf of the Harbor Long-Term Growers ETF (the “Fund”), and Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”); and (ii) the Subadvisory Agreement among the Adviser, Harbor ETF Trust, on behalf of the Fund, and Jennison Associates LLC (the “Subadviser” or “Jennison”).
In evaluating the Investment Advisory Agreement and the Subadvisory Agreement, the Trustees reviewed materials furnished by the Adviser and the Subadviser, including information about their respective affiliates, personnel, and operations, and also relied upon their knowledge of the Adviser resulting from their quarterly meetings, periodic telephonic meetings and other prior communications and of the Subadviser in its capacity as a subadviser for another Harbor fund. In connection with their consideration of the Investment Advisory Agreement and Subadvisory Agreement, the Trustees, including the Independent Trustees, requested and received materials and presentations relating to the services to be rendered by the Adviser and Subadviser. The Trustees also discussed with representatives of the Adviser, at the Meeting and at prior meetings, Harbor funds’ operations and the Adviser’s ability, consistent with the “manager of managers” structure of the funds, to (i) identify and recommend to the Trustees a subadviser for the funds, (ii) monitor and oversee the performance and investment capabilities of the Subadviser, and (iii) recommend the replacement of a subadviser where appropriate.
At the Meeting, the Trustees, including all of the Independent Trustees voting separately, determined, in the exercise of their business judgment, that the terms of the Investment Advisory Agreement and the Subadvisory Agreement were fair and reasonable and approved the Investment Advisory Agreement and Subadvisory Agreement for an initial two-year term as being in the best interests of the Fund and its future shareholders.

Harbor ETF Trust
Additional Information—Continued

ADVISORY AGREEMENT APPROVALS—Continued
In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of Harbor Capital or any Subadviser present and were represented throughout the process by legal counsel to the Independent Trustees and the Trust.
Factors Considered
In considering the Fund’s proposed Investment Advisory Agreement and Subadvisory Agreement, the Board, including the Independent Trustees, evaluated a number of factors it considered relevant to its determination. The Board did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor.
Among the factors considered by the Trustees were the following:
•
The nature, extent, and quality of the combined services proposed to be provided by Harbor Capital and Jennison, including the background, education, expertise and experience of the investment professionals of Harbor Capital and Jennison to provide services to the Fund;
•
The favorable history, reputation, qualifications and background of Harbor Capital and Jennison as well as the qualifications of their personnel;
•
The fees proposed to be charged by Harbor Capital and Jennison for investment advisory and subadvisory services, respectively, including the portion of the fees to be retained by Harbor Capital, after payment of Jennison’s fees, for investment advisory and related services to be provided by Harbor Capital (including investment, business, legal, compliance, financial and administrative services) and for Harbor Capital’s undertaking to bear the operating expenses of the Fund, with certain limited exceptions;
•
The proposed fees and expense ratio of the Fund relative to the fees and expense ratios of similar investment companies;
•
The investment performance of Jennison in managing other accounts in a style similar to the style to be utilized in managing the Fund relative to the performance of a benchmark index;
•
The expected profitability of Harbor Capital with respect to the Fund;
•
Information received at meetings throughout the year related to services rendered by Harbor Capital;
•
The extent to which economies of scale might be realized as the Long-Term Growers ETF grows, and the extent to which the Fund’s proposed advisory fee level reflects any economies of scale for the benefit of investors; and
•
Any “fall out” benefits that might inure to Harbor Capital, Jennison and their respective affiliates as a result of their relationship with the Fund.
Nature, Extent, and Quality of Services
In evaluating the nature, extent, and quality of the services to be provided by Harbor Capital, the reasonableness of the overall compensation provided under the proposed advisory agreement and other considerations, the Trustees considered Harbor Capital’s ability, consistent with the manager-of-managers structure of the Fund, to identify and recommend to the Trustees quality subadvisers for the Fund, to monitor and oversee the performance and investment capabilities of each subadviser, and to recommend the replacement of a subadviser when appropriate. The Trustees specifically considered Harbor Capital’s history as a manager-of-managers, including its history of replacing subadvisers for particular Harbor funds in circumstances in which the Board and Harbor Capital had determined that a change in subadviser was in the best interests of a fund and its shareholders, whether as a result of (i) long-term underperformance not explained by market conditions or market cycles relative to the subadviser’s investment style, (ii) prolonged style inconsistency, (iii) material adverse changes in management or personnel, or (iv) other factors, such as if Harbor Capital were to identify another subadviser believed to better serve the shareholders than the existing subadviser.
The Board evaluated the nature, extent, and quality of Harbor Capital’s proposed services in light of the Board’s actual experience with Harbor Capital, as well as materials provided by Harbor Capital concerning the financial and other resources devoted by Harbor Capital to the Harbor funds generally, including the breadth and depth of experience and expertise of the investment, administrative, legal and compliance professionals dedicated to the Funds’ operations. The Trustees determined that Harbor Capital has the expertise and resources to identify, select, oversee and monitor subadvisers and to operate effectively as a manager-of-managers for the Fund. The Trustees also considered in their determination the depth, knowledge and experience level of the investment team, the quality of the investment process and the culture of the subadviser.

Harbor ETF Trust
Additional Information—Continued

ADVISORY AGREEMENT APPROVALS—Continued
Advisory Fees and Expense Ratios
The Trustees noted that the proposed Investment Advisory Agreement provides that the Adviser will pay all of the operating expenses of the Fund, with certain limited exceptions set forth in the agreement, and that such unitary fee structure effectively acts as a cap on the fees and expenses of the Fund. The Trustees observed that the data available concerning comparative fees and expense ratios showed that the proposed net expense ratio for the ETF was below the average and median of the peer group of funds compiled using Morningstar data that was presented to the Board for comparison purposes.
The Trustees also reviewed and determined to be reasonable, in relation to the services to be provided by each party, the split between the advisory fee to be paid to Harbor Capital and the subadvisory fee to be paid to the Subadviser.
Profitability
The Trustees noted that Harbor Capital expected to operate the Fund initially at a loss.
Economies of Scale
The Trustees concluded that breakpoints in the Fund’s advisory fee were not necessary at the present time in light of, among other things, Harbor Capital’s forward-looking approach to setting the contractual advisory fee, its absorbing Fund expenses while paying the Subadviser its full subadvisory fee and the uncertainty surrounding the aspects of the Fund’s future asset growth. It was agreed, however, that the Board would consider the issue of breakpoints in the Fund’s advisory fee schedule at least annually after the initial two-year contract term as part of its annual investment contract review process for all of the Harbor funds.

Review of Liqudity Risk Management Program
The Trust has adopted pursuant to Rule 22e-4 under the Investment Company Act (“Rule 22e-4”) a Liquidity Risk Management Program (the “Program”) for the Funds. The Board has designated a committee of Harbor Capital employees as the Program Administrator.
The Program is designed to assess and manage each Fund’s liquidity risk. For purposes of Rule 22e-4, “liquidity risk” is defined as the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. Components of the Program include: (i) periodic assessment of each Fund’s liquidity risk based on certain factors; (ii) classification of each Fund’s holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid and Illiquid) that reflect an estimate of liquidity under current market conditions; (iii) to the extent a Fund does not invest primarily in Highly Liquid investments, establishment of an appropriate Highly Liquid Investment Minimum (“HLIM”) (as defined in Rule 22e-4) for such Fund and ongoing monitoring of the Fund’s net assets to assess compliance with the Fund’s HLIM; (iv) a limit on the ability of a Fund to acquire illiquid investments in excess of 15% of the Fund’s net assets; and (v) periodic reporting to the Board.
At a meeting held on November 11, 2021, the Board of Trustees reviewed the operation and effectiveness of the Program for the period beginning October 1, 2020 and ending September 30, 2021 (the “period”), which included the period starting with September 14, 2021 to September 30, 2021 with respect to the Funds. At the November 11, 2021 meeting, the Board reviewed a report prepared by, and received a presentation from, the Program Administrator regarding the operation of the Program, its adequacy, and the effectiveness of its implementation during the period. The Program Administrator’s report included, among other things, a review of: (i) the operation of the Program overall during the period; (ii) the activities conducted by the Program Administrator with respect to the Program; (iii) the level of portfolio investments classified into each of the four liquidity categories and the services provided by the third-party vendor engaged by the Trust to facilitate such classification with respect to certain of the Funds; and (iv) the most recent liquidity risk assessment for the Funds conducted by the Program Administrator in accordance with Rule 22e-4. Based upon its review, the Program Administrator determined that the Program was adequate and effective in facilitating the Funds’ compliance with Rule 22e-4 during the period.

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FD.SAR.ETF.0422

ITEM 2 – CODE OF ETHICS
Not applicable.
ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT
Not applicable.
ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES
Not applicable.
ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS
Not applicable.
ITEM 6 – INVESTMENTS
(a)
The Registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.
(b)
Not applicable.
ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.
ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.
ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
Not applicable.
ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the date of the Registrant’s prior report on Form N-CSR.
ITEM 11 – CONTROLS AND PROCEDURES
(a)
The Registrant’s Principal Executive and Principal Financial Officers concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.
(b)
There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.
ITEM 13 – EXHIBITS
(a)	A certification for each of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto.
(b)	A certification as required by Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed June 23, 2022 on its behalf by the undersigned, thereunto duly authorized.
HARBOR ETF TRUST
By: /s/ Charles F. McCain

Charles F. McCain
Chairman, President and Trustee
(Principal Executive Officer)
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Charles F. McCain Charles F. McCain	Chairman, President and Trustee (Principal Executive Officer)	June 23, 2022
By:	/s/ Anmarie S. Kolinski Anmarie S. Kolinski	Treasurer (Principal Financial and Accounting Officer)	June 23, 2022

Exhibit Index
Number	Description
99.CERT1	Certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
99.CERT2	Certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
99.906CERT	Certification as required by Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350).